UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/21

ITEM 1.	Report to Stockholders.

Semiannual Report to Shareholders	February 28, 2021
Investor Class
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio Invesco Premier U.S. Government Money Portfolio Invesco Premier Tax-Exempt Portfolio

2	Fund Data
3	Schedules of Investments
16	Financial Statements
19	Financial Highlights
20	Notes to Financial Statements
26	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2021, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Investor Class data as of 2/28/21
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier[1]	32 - 44 days	34 days	71 days	$63.7 million
Invesco Premier U.S. Government Money[2]	12 - 25 days	20 days	108 days	45.8 million
Invesco Premier Tax-Exempt[3]	7 - 11 days	7 days	7 days	1.6 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investor Class shares of each Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-46.55%(a)
Asset-Backed Securities - Fully Supported-3.18%
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.26%	05/07/2021	$50,000	$49,975,806

Asset-Backed Securities - Fully Supported Bank-11.15%
Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.18%	04/13/2021	25,000	25,000,000
Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.19%	05/05/2021	25,000	25,000,000
Bedford Row Funding Corp. (CEP - Royal Bank of Canada), (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	0.33%	12/02/2021	35,000	35,000,000
Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(b)	0.39%	06/14/2021	25,000	24,971,562
Crown Point Capital Co. LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	0.32%	09/07/2021	15,000	15,000,000
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.25%	04/01/2021	15,000	14,996,771
Versailles Commercial Paper LLC (CEP - Natixis S.A.), (1 mo. USD LIBOR + 0.10%)(b)(c)(d)	0.22%	04/07/2021	10,000	10,000,000
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.18%	05/05/2021	25,000	24,991,875
				174,960,208

Diversified Banks-29.36%
Agricultural Bank of China Ltd.(b)(c)	0.35%	03/08/2021	15,000	14,998,979
Agricultural Bank of China Ltd.(b)(c)	0.25%	05/20/2021	25,000	24,986,111
ANZ New Zealand (Int’l) Ltd. (3 mo. USD LIBOR + 0.09%) (United Kingdom)(b)(c)(d)	0.31%	07/23/2021	45,000	45,000,000
Bank of China Ltd.(c)	0.35%	03/03/2021	10,000	9,999,806
Barclays Bank PLC(b)(c)	0.22%	05/07/2021	25,000	24,989,764
Barclays U.S. CCP Funding LLC (Multi - CEP’s)(b)(c)	0.21%	06/08/2021	20,000	19,988,450
Barclays U.S. CCP Funding LLC (United Kingdom)(b)(c)	0.28%	04/12/2021	10,000	9,996,733
BNG Bank N.V. (Netherlands)(b)(c)	0.07%	03/02/2021	50,000	49,999,903
Dexia Credit Local S.A. (France)(b)(c)	0.17%	04/26/2021	10,000	9,997,356
Dexia Credit Local S.A. (France)(b)(c)	0.25%	06/08/2021	25,000	24,982,812
Industrial & Commercial Bank of China Ltd.(b)(c)	0.35%	03/02/2021	25,000	24,999,757
Industrial & Commercial Bank of China Ltd.(b)(c)	0.35%	03/03/2021	10,000	9,999,806
Industrial & Commercial Bank of China Ltd.(b)(c)	0.28%	04/23/2021	15,000	14,993,817
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	0.20%	08/10/2021	16,000	15,985,960
NRW Bank (Germany)(b)(c)	0.08%	03/08/2021	13,000	12,999,798
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	0.23%	05/03/2021	10,000	9,995,975
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	0.28%	06/22/2021	30,000	29,973,633
Royal Bank of Canada (3 mo. USD LIBOR + 0.04%)(c)(d)	0.28%	10/01/2021	15,000	15,000,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.15%) (Sweden)(b)(c)(d)	0.62%	05/06/2021	15,000	15,000,267
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.35%	07/01/2021	20,000	20,001,393
Toronto-Dominion Bank (The) (Canada)(b)(c)	0.07%	03/05/2021	10,000	9,999,922
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.31%	07/20/2021	10,000	10,000,000
United Overseas Bank Ltd. (Singapore)(b)(c)	0.27%	09/28/2021	25,000	24,960,438
Westpac Banking Corp. (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	0.32%	05/27/2021	12,000	11,999,757
				460,850,437

Diversified Capital Markets-1.59%
UBS AG (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	0.31%	10/04/2021	25,000	25,000,000

Investment Banking & Brokerage-1.27%
Goldman Sachs International(b)	0.17%	07/07/2021	20,000	19,987,911
Total Commercial Paper (Cost $730,774,362)				730,774,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit-24.71%
Agricultural Bank of China Ltd.(c)	0.25%	05/26/2021	$15,000	$15,000,000
Bank of Nova Scotia (3 mo. USD LIBOR + 0.05%)(c)(d)	0.24%	11/09/2021	30,000	30,000,000
Canadian Imperial Bank of Commerce(c)	0.07%	03/05/2021	20,000	20,000,000
China Construction Bank Corp.(c)	0.30%	04/19/2021	25,000	25,000,000
China Construction Bank Corp.(c)	0.25%	05/21/2021	25,000	25,000,000
DNB Bank ASA(c)	0.07%	03/01/2021	78,000	78,000,000
KBC Bank N.V.(c)	0.07%	03/05/2021	25,000	25,000,000
MUFG Bank Ltd.(c)	0.24%	03/30/2021	10,000	10,000,000
Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.17%)(c)(d)	0.23%	10/07/2021	10,000	10,000,000
Rabobank Nederland(c)	0.07%	03/01/2021	75,000	75,000,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(c)(d)	0.33%	06/16/2021	10,000	10,000,000
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.07%) (Canada)(c)(d)	0.30%	10/08/2021	25,000	25,000,000
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.00%)(c)(d)	0.18%	12/03/2021	15,000	15,000,000
Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(c)(d)	0.35%	07/08/2021	25,000	25,000,000
Total Certificates of Deposit (Cost $388,000,000)				388,000,000

Variable Rate Demand Notes-3.56%(e)
Credit Enhanced-3.56%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(f)	0.05%	05/01/2036	545	545,000
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(f)	0.04%	06/01/2037	1,450	1,450,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(f)	0.04%	02/15/2042	4,105	4,105,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC - FHLB of Indianapolis)(f)(g)	0.12%	12/01/2039	100	100,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(c)(f)	0.08%	06/01/2035	3,755	3,755,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.16%	04/01/2047	3,900	3,900,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.16%	04/01/2047	20,900	20,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.15%	05/01/2037	11,500	11,500,000
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(c)(f)	0.08%	07/01/2040	5,415	5,415,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)	0.03%	11/01/2035	1,490	1,490,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(f)	0.03%	03/01/2031	860	860,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(f)	0.02%	07/01/2037	1,190	1,190,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(f)	0.03%	11/01/2047	640	640,000
Total Variable Rate Demand Notes (Cost $55,850,000)				55,850,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-74.82% (Cost $1,174,624,362)				1,174,624,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Repurchase Agreements-25.21%(h)
BMO Capital Markets Corp., joint agreement dated 02/26/2021, aggregate maturing value of $75,001,250 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,832,247; 0.00% - 8.00%; 05/26/2021 - 01/20/2071)	0.20%	03/01/2021	$10,000,167	$10,000,000
BMO Capital Markets Corp., joint term agreement dated 02/23/2021, aggregate maturing value of $100,003,889 (collateralized by U.S. government sponsored agency obligations, domestic agency and non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $106,785,867; 0.00% - 11.50%; 07/12/2021 - 02/15/2078)(i)	0.20%	03/02/2021	20,000,778	20,000,000
BMO Capital Markets Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,215 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $26,149,368; 0.00% - 7.75%; 08/05/2021 -03/25/2051)(i)	0.25%	03/03/2021	7,000,340	7,000,000
Citigroup Global Markets, Inc., joint open agreement dated 01/22/2021 (collateralized by domestic and foreign corporate obligations valued at $203,500,001; 2.75% - 9.25%; 06/15/2021 - 02/01/2061)(j)	0.61%	-	-	7,000,000
Citigroup Global Markets, Inc., joint open agreement dated 03/17/2020 (collateralized by a domestic non-agency mortgage-backed security and domestic and foreign corporate obligations valued at $288,732,658; 0.00% - 30.00%; 03/10/2021 - 06/05/2115)(j)	0.67%	-	-	38,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $1,200,001,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,007; 0.13% - 3.88%; 02/28/2021 - 02/15/2051)	0.01%	03/01/2021	27,222,318	27,222,295
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2021, aggregate maturing value of $410,014,350 (collateralized by a domestic non-agency asset-backed security, U.S. Treasury obligations, domestic commercial paper, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $428,838,244; 0.75% - 7.38%; 05/04/2021 - 06/25/2065)(c)(i)	0.18%	03/02/2021	60,002,100	60,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,069 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 40.00%; 03/08/2024 - 01/25/2065)(c)(i)	0.22%	03/03/2021	15,000,642	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $50,002,236 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $54,983,384; 0.00% - 83.62%; 04/15/2021 - 05/25/2065)(c)(i)	0.23%	03/03/2021	10,000,447	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $60,002,333 (collateralized by domestic agency and non-agency asset-backed securities, a domestic corporate obligation and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.45% - 4.53%; 11/15/2022 - 12/25/2059)(c)(i)	0.20%	03/03/2021	10,000,389	10,000,000
ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $25,000,521 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $26,186,884; 2.25% - 7.63%; 03/15/2022 - 08/20/2049)(c)	0.25%	03/01/2021	10,000,208	10,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $31,500,194; 0.00% - 7.78%; 05/13/2026 - 09/25/2064)(j)	0.54%	-	-	15,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic and foreign corporate obligations valued at $110,000,001; 0.00% - 12.00%; 06/04/2021 - 05/01/2034(j)	0.37%	-	-	35,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by domestic corporate obligations valued at $52,500,001; 1.49% - 7.43%; 01/15/2026 - 01/15/2046)(c)(j)	0.20%	-	-	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Mizuho Securities (USA) LLC, joint open agreement dated 01/06/2021 (collateralized by domestic and foreign equity securities valued at $52,500,175; 0.00%)(c)(j)	0.22%	-	$-	$5,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/26/2021 (collateralized by domestic and foreign equity securities valued at $52,500,096; 0.00%)(c)(j)	0.22%	-	-	20,000,000
RBC Capital Markets LLC, joint agreement dated 02/26/2021, aggregate maturing value of $100,001,667 (collateralized by domestic and foreign corporate obligations valued at $105,000,002; 0.34% - 6.60%; 03/08/2021 - 03/15/2077)	0.20%	03/01/2021	25,000,417	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,804,416; 0.88% - 11.88%; 06/27/2022 -03/11/2061)(c)(j)	0.18%	-	-	35,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $63,676,886; 0.00% -13.00%; 03/15/2021 - 07/15/2080)(c)(j)	0.25%	-	-	28,000,000

Total Repurchase Agreements (Cost $395,722,295)				395,722,295

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.03% (Cost $1,570,346,657)				1,570,346,657

OTHER ASSETS LESS LIABILITIES-(0.03)%				(458,082)

NET ASSETS-100.00%				$1,569,888,575

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $690,585,910, which represented 43.99% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 14.2%; Netherlands: 13.0%; China: 10.5%; Canada: 10.2%; Japan: 5.0%; Norway: 5.0%; other countries less than 5% each: 26.1%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security subject to the alternative minimum tax.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	44.2%
8-30	1.8
31-60	9.2
61-90	14.3
91-180	15.7
181+	14.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-27.10%
Federal Farm Credit Bank (FFCB)-5.72%
Federal Farm Credit Bank (1 mo. USD LIBOR + 0.00%)(a)	0.11%	03/17/2021	$40,000	$ 40,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	0.14%	06/10/2021	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	0.13%	07/09/2021	9,000	9,000,978
Federal Farm Credit Bank (SOFR + 0.28%)(a)	0.33%	10/01/2021	85,000	85,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	0.12%	02/22/2022	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.20%)(a)	0.26%	06/23/2022	10,000	10,016,626
Federal Farm Credit Bank (SOFR + 0.15%)(a)	0.18%	07/28/2022	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	0.10%	08/11/2022	20,000	19,997,066
Federal Farm Credit Bank (SOFR + 0.06%)(a)	0.10%	10/21/2022	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	0.09%	11/18/2022	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(a)	0.08%	12/01/2022	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(a)	0.12%	12/28/2022	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(a)	0.09%	02/09/2023	37,000	37,000,000
				348,014,670

Federal Home Loan Bank (FHLB)-9.29%
Federal Home Loan Bank(b)	0.45%	03/08/2021	10,000	9,999,125
Federal Home Loan Bank (SOFR + 0.13%)(a)	0.19%	03/11/2021	10,000	10,000,000
Federal Home Loan Bank(b)	0.30%	03/17/2021	50,000	49,993,333
Federal Home Loan Bank (SOFR + 0.11%)(a)	0.17%	03/25/2021	50,000	50,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	0.20%	05/07/2021	20,000	20,000,932
Federal Home Loan Bank	0.09%	05/14/2021	50,000	50,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	0.04%	05/19/2021	50,000	50,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	0.15%	07/09/2021	75,000	75,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	0.05%	09/02/2021	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.17%)(a)	0.21%	11/12/2021	20,000	20,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	0.18%	11/15/2021	35,000	35,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	0.11%	04/28/2022	50,000	50,000,000
Federal Home Loan Bank (SOFR + 0.13%)(a)	0.17%	08/05/2022	50,000	50,000,000
Federal Home Loan Bank (SOFR + 0.06%)(a)	0.12%	12/08/2022	15,000	15,000,000
				564,993,390

Federal Home Loan Mortgage Corp. (FHLMC)-5.25%
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(a)	0.18%	06/04/2021	30,000	30,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.30%)(a)	0.36%	06/30/2021	5,000	5,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.32%)(a)	0.38%	09/30/2021	50,000	50,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	0.20%	12/10/2021	33,100	33,040,197
Federal Home Loan Mortgage Corp. (SOFR + 0.31%)(a)	0.36%	01/03/2022	25,000	25,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.07%)(a)	0.10%	08/12/2022	100,000	100,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(a)	0.12%	08/19/2022	38,100	38,108,508
Federal Home Loan Mortgage Corp. (SOFR + 0.09%)(a)	0.15%	09/16/2022	30,000	30,000,000
Federal Home Loan Mortgage Corp.(c)	2.60%	10/15/2045	8,510	8,509,889
				319,658,594

Federal National Mortgage Association (FNMA)-4.82%
Federal National Mortgage Association (SOFR + 0.21%)(a)	0.26%	07/01/2021	100,000	100,000,000
Federal National Mortgage Association (SOFR + 0.23%)(a)	0.28%	07/06/2021	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Federal National Mortgage Association (FNMA)-(continued)
Federal National Mortgage Association (SOFR + 0.10%)(a)	0.14%	12/03/2021	$58,600	$58,478,770
Federal National Mortgage Association (SOFR + 0.30%)(a)	0.35%	01/07/2022	125,000	125,000,000
				293,478,770

U.S. International Development Finance Corp. (DFC)-2.02%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	03/20/2024	11,200	11,200,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	06/15/2025	10,800	10,800,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	09/15/2025	3,000	3,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	11/15/2025	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	09/15/2026	4,792	4,791,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	12/15/2026	3,600	3,600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	06/20/2027	6,500	6,500,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	06/20/2027	4,333	4,333,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	08/13/2027	4,500	4,500,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	02/15/2028	7,778	7,777,778
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	06/20/2028	12,000	12,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate + 0.07%)(d)	0.10%	08/15/2029	14,167	14,166,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	03/15/2030	17,000	17,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	10/15/2030	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	10/15/2040	5,200	5,200,000
				122,869,445
Total U.S. Government Sponsored Agency Securities (Cost $1,649,014,869)				1,649,014,869

U.S. Treasury Securities-25.92%
U.S. Treasury Bills-15.36%(b)
U.S. Treasury Bills	0.09%	03/02/2021	350,000	349,999,174
U.S. Treasury Bills	0.10%	03/11/2021	100,000	99,997,222
U.S. Treasury Bills	0.08%	04/08/2021	30,000	29,997,387
U.S. Treasury Bills	0.04%	04/27/2021	100,000	99,993,778
U.S. Treasury Bills	0.11%	04/29/2021	25,000	24,995,493
U.S. Treasury Bills	0.08%	05/18/2021	75,000	74,986,756
U.S. Treasury Bills	0.18%	05/20/2021	50,000	49,980,556
U.S. Treasury Bills	0.09%	05/27/2021	150,000	149,967,375
U.S. Treasury Bills	0.14%	10/07/2021	20,000	19,982,889
U.S. Treasury Bills	0.14%	11/04/2021	25,000	24,976,750
U.S. Treasury Bills	0.07%	02/24/2022	10,000	9,993,000
				934,870,380

U.S. Treasury Notes-10.56%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	0.18%	04/30/2021	145,000	144,990,816
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(a)	0.26%	07/31/2021	145,000	145,042,025
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(a)	0.34%	10/31/2021	95,000	95,070,012
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	0.19%	01/31/2022	40,000	39,995,609

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(a)	0.15%	04/30/2022	$20,000	$20,019,106
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(a)	0.10%	10/31/2022	50,000	49,997,467
U.S. Treasury Notes	1.50%	01/31/2022	35,000	35,460,547
U.S. Treasury Notes	2.00%	02/15/2022	40,000	40,742,004
U.S. Treasury Notes	2.50%	02/15/2022	45,000	46,050,486
U.S. Treasury Notes	1.13%	02/28/2022	25,000	25,260,806
				642,628,878
Total U.S. Treasury Securities (Cost $1,577,499,258)				1,577,499,258
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-53.02% (Cost $3,226,514,127)				3,226,514,127

			Repurchase
			Amount
Repurchase Agreements-48.38%(e)
Bank of Montreal, agreement dated 02/26/2021, maturing value of $100,000,167 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $102,000,006; 0.00% - 5.50%; 04/22/2021 - 02/20/2051)	0.02%	03/01/2021	100,000,167	100,000,000
BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $2,500,006,250 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,004; 0.00% - 7.50%; 03/16/2021 -10/20/2067)	0.03%	03/01/2021	285,000,713	285,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/29/2021, aggregate maturing value of $1,000,068,889 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,000; 0.00% - 7.50%; 04/08/2021 -02/20/2069)(f)	0.08%	03/01/2021	175,012,056	175,000,000
BofA Securities, Inc., joint term agreement dated 01/28/2021, aggregate maturing value of $495,042,075 (collateralized by domestic agency mortgage-backed securities valued at $504,900,000; 0.47% - 4.50%; 06/01/2035 - 05/01/2058)(f)	0.09%	03/03/2021	50,004,250,000	50,000,000
BofA Securities, Inc., joint term agreement dated 02/24/2021, aggregate maturing value of $400,020,000 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 1.50% - 5.00%; 08/01/2033 - 03/01/2051)(f)	0.06%	03/26/2021	50,002,500	50,000,000
Citigroup Global Markets, Inc., agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,071; 0.00% - 4.38%; 05/15/2038 - 05/15/2043)	0.01%	03/01/2021	250,000,208	250,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/26/2021, aggregate maturing value of $900,000,750 (collateralized by U.S. Treasury obligations valued at $918,000,051; 0.00% - 4.38%; 11/15/2039 - 08/15/2048)	0.01%	03/01/2021	150,000,125	150,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $1,200,001,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,007; 0.13% - 3.88%; 02/28/2021 -02/15/2051)	0.01%	03/01/2021	338,630,967	338,630,685
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $1,500,002,500 (collateralized by U.S. Treasury obligations valued at $1,534,464,217; 0.50% - 3.13%; 11/15/2024 -11/15/2028)	0.02%	03/01/2021	200,000,333	200,000,000
Goldman Sachs & Co., term agreement dated 02/25/2021, maturing value of $50,000,486 (collateralized by U.S. Treasury obligations valued at $51,000,023; 0.00% - 2.25%; 06/30/2021 - 08/15/2046)(f)	0.05%	03/04/2021	50,000,486	50,000,000
ING Financial Markets, LLC, joint term agreement dated 02/08/2021, aggregate maturing value of $300,019,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,130; 0.00% - 5.50%; 01/27/2022 - 05/01/2058)	0.08%	03/09/2021	65,004,189	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier U.S. Government Money Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
ING Financial Markets, LLC, joint term agreement dated 02/10/2021, aggregate maturing value of $350,024,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $357,000,046; 0.00% - 7.00%; 03/04/2021 - 05/01/2058)	0.09%	03/10/2021	$100,007,000	$100,000,000
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,271; 0.13% - 6.75%; 03/31/2022 - 05/15/2050)(g)	0.03%	-	-	50,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,097; 0.00% - 6.50%; 12/31/2021 - 03/01/2051)(g)	0.04%	-	-	110,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $295,800,000; 0.00% - 8.50%; 03/25/2021 - 10/15/2062)(g)	0.08%	-	-	30,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $408,000,105; 0.28% - 8.13%; 04/25/2021 - 02/25/2051)(g)	0.05%	-	-	90,000,000
Lloyds Bank PLC, joint term agreement dated 01/22/2021, aggregate maturing value of $500,200,000 (collateralized by U.S. Treasury obligations valued at $510,022,417; 1.50% - 6.00%; 12/31/2023 - 09/30/2026)	0.16%	04/26/2021	5,002,000	5,000,000
Lloyds Bank PLC, joint term agreement dated 01/27/2021, aggregate maturing value of $500,186,667 (collateralized by U.S. Treasury obligations valued at $509,777,929; 1.50% - 6.00%; 05/15/2021 - 08/15/2043)	0.16%	04/23/2021	25,009,333	25,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/24/2021, aggregate maturing value of $317,510,504 (collateralized by U.S. Treasury obligations valued at $328,491,333; 0.00% - 0.13%; 12/31/2022 - 11/15/2045)(f)	0.06%	03/03/2021	40,000,767	40,000,300
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $1,005,259,773 (collateralized by U.S. Treasury obligations valued at $1,026,464,724; 1.13% - 1.50%; 02/28/2025 - 02/15/2030)(f)	0.05%	03/03/2021	180,376,754	180,375,000
RBC Capital Markets LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $1,250,000,000 (collateralized by a foreign corporate obligation, domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,275,000,266; 0.13% - 9.68%; 02/28/2021 - 08/20/2065)(a)(f)	0.13%	04/28/2021	200,000,000	200,000,000
RBC Dominion Securities Inc., joint agreement dated 02/26/2021, aggregate maturing value of $2,000,005,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,034; 0.00% - 6.25%; 02/28/2021 - 02/01/2051)	0.03%	03/01/2021	300,000,750	300,000,000
Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,094; 0.00% - 8.13%; 02/28/2021 - 05/15/2050)(g)	0.03%	-	-	100,000,000
Total Repurchase Agreements (Cost $2,944,005,985)				2,944,005,985
TOTAL INVESTMENTS IN SECURITIES(h) -101.40% (Cost $6,170,520,112)				6,170,520,112
OTHER ASSETS LESS LIABILITIES-(1.40)%				(85,046,817)
NET ASSETS-100.00%				$6,085,473,295

Investment Abbreviations:

LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier U.S. Government Money Portfolio

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 28, 2021.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(e)	Principal amount equals value at period end. See Note 1I.
(f)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(g)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(h)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	51.2%
8-30	7
31-60	2.8
61-90	9.3
91-180	6.7
181+	23.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-100.00%
Alabama-3.84%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.08%	07/01/2040	$700	$700,000

Delaware-1.79%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.05%	05/01/2036	325	325,000

District of Columbia-5.99%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(b)(c)	0.03%	08/15/2038	625	625,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.02%	10/01/2039	465	465,000
				1,090,000

Georgia-4.06%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)	0.04%	11/01/2030	240	240,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A, Ref. VRD PCR (LOC - Truist Bank)(b)(c)	0.11%	01/01/2036	500	500,000
				740,000

Illinois-8.24%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.01%	12/01/2046	250	250,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.03%	01/01/2037	500	500,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC - FHLB of Indianapolis)(b)(c)(d)	0.12%	12/01/2039	750	750,000
				1,500,000

Indiana-12.30%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.08%	08/01/2037	790	790,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	0.08%	06/01/2035	750	750,000
Purdue University; Series 2011 A, VRD COP(b)	0.01%	07/01/2035	700	700,000
				2,240,000

Louisiana-4.75%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	0.03%	09/01/2033	90	90,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.02%	07/01/2047	775	775,000
				865,000

Massachusetts-2.75%
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(b)(c)	0.02%	01/01/2037	500	500,000

Michigan-7.64%
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB(b)	0.06%	08/15/2030	750	750,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.03%	03/01/2031	640	640,000
				1,390,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Minnesota-2.53%
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.03%	11/01/2035	$460	$460,000

Missouri-4.12%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.04%	11/01/2037	750	750,000

New York-4.12%
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.02%	05/01/2039	750	750,000

North Carolina-2.75%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	0.01%	12/01/2021	500	500,000

Ohio-0.74%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.04%	08/02/2038	135	135,000

Oregon-7.77%
Marion (County of), OR Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC - U.S. Bank N.A.)(b)(c)(d)	0.07%	07/01/2027	650	650,000
Portland (Port of), OR (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC - Industrial & Commercial Bank of China Ltd.)(a)(b)(c)(d)	0.07%	07/01/2026	765	765,000
				1,415,000

Pennsylvania-1.24%
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.07%	12/01/2025	100	100,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.07%	08/01/2026	125	125,000
				225,000

Rhode Island-3.85%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.02%	09/01/2043	700	700,000

Texas-13.40%
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.04%	02/15/2042	45	45,000
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.03%	05/15/2034	600	600,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (CEP - FHLMC)(b)(d)	0.10%	06/01/2041	670	670,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.10%	05/01/2042	375	375,000
University of Texas System Board of Regents; Series 2008 B, VRD RB(b)	0.01%	08/01/2025	750	750,000
				2,440,000

Virginia-3.84%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.03%	08/01/2037	700	700,000

West Virginia-4.28%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.11%	01/01/2034	780	780,000
TOTAL INVESTMENTS IN SECURITIES(e)(f) -100.00% (Cost $18,205,000)				18,205,000
OTHER ASSETS LESS LIABILITIES-0.00%				284
NET ASSETS-100.00%				$18,205,284

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Tax-Exempt Portfolio

Investment Abbreviations:

CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
GO	- General Obligation
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 10.0%; other countries less than 5% each: 12.2%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary. (d) Security subject to the alternative minimum tax.
(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Federal Home Loan Mortgage Corp.	8.3%
Federal Home Loan Bank	8.2
Truist Financial Corp.	7.0
Sumitomo Mitsui Financial Group, Inc.	5.9

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	100.0%

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Assets and Liabilities

February 28, 2021

(Unaudited)

		Invesco Premier	Invesco Premier
	Invesco Premier	U.S. Government	Tax-Exempt
	Portfolio	Money Portfolio	Portfolio

Assets:
Investments in securities, at value	$1,174,624,362	$3,226,514,127	$18,205,000

Repurchase agreements, at value and cost	395,722,295	2,944,005,985	-

Cash	744,488	-	3,121

Receivable for:
Investments sold	-	15,000,000	-

Fund shares sold	23,054	251,835	680

Interest	205,615	1,786,574	857

Other assets	-33		-

Total assets	1,571,319,814	6,187,558,554	18,209,658

Liabilities:
Payable for:
Investments purchased	740,040	99,993,778	-

Fund shares reacquired	154,814	426	-

Amount due custodian	-	819,853	-

Dividends	63,279	24,606	4

Accrued fees to affiliates	473,106	1,246,596	1,835

Accrued operating expenses	-	-	2,535

Total liabilities	1,431,239	102,085,259	4,374

Net assets applicable to shares outstanding	$1,569,888,575	$6,085,473,295	$18,205,284

Net assets consist of:
Shares of beneficial interest	$1,569,456,388	$6,084,700,244	$18,208,872

Distributable earnings (loss)	432,187	773,051	(3,588)

	$1,569,888,575	$6,085,473,295	$18,205,284

Net Assets:
Investor Class	$63,651,623	$45,839,195	$1,599,454

Institutional Class	$1,495,883,009	$6,039,634,100	$16,605,830

Private Investment Class	$262,060	$-	$-

Personal Investment Class	$6,900,935	$-	$-

Reserve Class	$10,291	$-	$-

Resource Class	$3,180,657	$-	$-

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	63,634,172	45,834,729	1,599,509

Institutional Class	1,495,473,640	6,038,893,916	16,606,268

Private Investment Class	261,988	-	-

Personal Investment Class	6,899,047	-	-

Reserve Class	10,289	-	-

Resource Class	3,179,787	-	-

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.0000

Cost of Investments	$1,570,346,657	$6,170,520,112	$18,205,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations

For the six months ended February 28, 2021

(Unaudited)

		Invesco Premier	Invesco Premier
	Invesco Premier	U.S. Government	Tax-Exempt
	Portfolio	Money Portfolio	Portfolio

Investment income:
Interest	$2,316,762	$5,862,667	$14,191

Expenses:
Advisory fees	2,033,893	9,203,363	32,661

Distribution fees:
Private Investment Class	519	-	-

Personal Investment Class	20,097	-	-

Reserve Class	44	-	-

Resource Class	2,534	-	-

Total expenses	2,057,087	9,203,363	32,661

Less: Fees waived	(587,530)	(3,712,041)	(19,783)

Net expenses	1,469,557	5,491,322	12,878

Net investment income	847,205	371,345	1,313

Realized and unrealized gain (loss) from:
Net realized gain from unaffiliated investment securities	1,596	115,318	-

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	-	-	(74)

Net realized and unrealized gain (loss)	1,596	115,318	(74)

Net increase in net assets resulting from operations	$848,801	$486,663	$1,239

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Premier Portfolio		Invesco Premier U.S. Government Money Portfolio		Invesco Premier Tax-Exempt Portfolio
	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020	February 28, 2021	August 31, 2020
Operations:

Net investment income	$847,205	$21,266,605	$371,345	$88,012,728	$1,313	$678,109

Net realized gain	1,596	12,246	115,318	498,890	-	-

Change in net unrealized appreciation (depreciation)	-	-	-	-	(74)	(12)

Net increase in net assets resulting from operations	848,801	21,278,851	486,663	88,511,618	1,239	678,097

Distributions to shareholders from distributable earnings:

Investor Class	(42,029)	(1,199,697)	(2,308)	(378,131)	(103)	(103,556)

Institutional Class	(804,625)	(19,924,976)	(369,037)	(87,634,597)	(1,210)	(574,553)

Private Investment Class	(18)	(10,255)	-	-	-	-

Personal Investment Class	(370)	(94,062)	-	-	-	-

Reserve Class	(2)	(57)	-	-	-	-

Resource Class	(161)	(37,558)	-	-	-	-

Total distributions from distributable earnings	(847,205)	(21,266,605)	(371,345)	(88,012,728)	(1,313)	(678,109)

Share transactions-net:

Investor Class	(30,264,128)	33,573,140	(2,353,206)	15,631,141	(915,017)	(6,661,530)

Institutional Class	(63,747,304)	(107,566,727)	(5,648,145,144)	3,381,525,467	(29,248,758)	(51,750,765)

Private Investment Class	(99,984)	(637,558)	-	-	-	-

Personal Investment Class	(1,299,531)	(5,569,447)	-	-	-	-

Reserve Class	-	67	-	-	-	-

Resource Class	(49,838)	(66,702)	-	-	-	-

Net increase (decrease) in net assets resulting from share transactions	(95,460,785)	(80,267,227)	(5,650,498,350)	3,397,156,608	(30,163,775)	(58,412,295)

Net increase (decrease) in net assets	(95,459,189)	(80,254,981)	(5,650,383,032)	3,397,655,498	(30,163,849)	(58,412,307)

Net assets:

Beginning of period	1,665,347,764	1,745,602,745	11,735,856,327	8,338,200,829	48,369,133	106,781,440

End of period	$1,569,888,575	$1,665,347,764	$6,085,473,295	$11,735,856,327	$18,205,284	$48,369,133

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Investor Class

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses)						to average		to average net		Ratio of net
	Net asset		on securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expense		and/or expense		to average
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000’s omitted)	reimbursements		reimbursements		net assets
Invesco Premier Portfolio
Six months ended 02/28/21	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.05%	$63,652	0.18	%(c)	0.25	%(c)	0.10	%(c)
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	1.20	93,923	0.18		0.25		1.22
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.37	60,340	0.18		0.25		2.37
Year ended 08/31/18	1.00	0.02	0.00	0.02	(0.02)	1.00	1.60	29,699	0.18		0.25		1.63
Year ended 08/31/17	1.00	0.01	0.00	0.01	(0.01)	1.00	0.84	30,054	0.18		0.25		0.63
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.30	39,464	0.18		0.25		0.30
Invesco Premier U.S. Government Money Portfolio
Six months ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	45,839	0.15	(c)	0.25	(c)	0.01	(c)
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.93	48,190	0.18		0.25		0.83
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.21	32,557	0.18		0.25		2.21
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.36	32,529	0.18		0.25		1.36
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.53	38,809	0.18		0.25		0.54
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	30,088	0.17		0.25		0.18
Invesco Premier Tax-Exempt Portfolio
Six months ended 02/28/21	0.9999	0.0001	0.0001	0.0002	(0.0001)	1.0000	0.02	1,599	0.10	(c)	0.25	(c)	0.01	(c)
Year ended 08/31/20	1.0000	0.0078	(0.0001)	0.0077	(0.0078)	0.9999	0.77	2,514	0.19		0.25		0.85
Year ended 08/31/19	1.0000	0.0146	0.0000	0.0146	(0.0146)	1.0000	1.47	9,176	0.20		0.25		1.46
Year ended 08/31/18	1.0000	0.0106	(0.0001)	0.0105	(0.0105)	1.0000	1.05	14,355	0.20		0.25		1.06
Year ended 08/31/17	1.00	0.0058	0.0000	0.0058	(0.0058)	1.0000	0.59	10,815	0.20		0.25		0.56
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	7,779	0.15		0.25		0.10

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)

Ratios are annualized and based on average daily net assets (000’s omitted) of $78,984, $46,138 and $2,055 for Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Invesco Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio currently consist of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Funds are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Invesco Premier Tax-Exempt Portfolio, an “institutional money market fund”, prices and transacts in its shares at a floating net asset value (“NAV”) reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Premier Tax-Exempt Portfolio to round its NAV to four decimal places (e.g., $1.0000).

Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Premier U.S. Government Portfolio, a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations – Invesco Premier Tax-Exempt Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition,all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Premier Portfolio and Invesco Premier U.S. Government Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Premier Tax-Exempt Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - Certain Funds may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

K.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or

21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Invesco Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2021, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio. In addition, the Adviser has contractually agreed, through at least December 31, 2021, to waive advisory fees equal to 0.05% of the average daily net assets of Invesco Premier Tax-Exempt Portfolio.

For the six months ended February 28, 2021, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$569,491
Invesco Premier U.S. Government Money Portfolio	2,576,944
Invesco Premier Tax-Exempt Portfolio	6,532

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2021 are shown below:

		Private	Personal
		Investment	Investment	Reserve	Resource
	Fund Level	Class	Class	Class	Class
Invesco Premier Portfolio	$-	$354	$16,606	$41	$1,038
Invesco Premier U.S. Government Money Portfolio	1,135,097	-	-	-	-
Invesco Premier Tax-Exempt Portfolio	13,251	-	-	-	-

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Funds’ custodian.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges,

22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

that may be paid by any class of shares of the Fund. For the six months ended February 28, 2021, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	- Pricesare determined using quoted prices in an active market for identical assets.
Level 2

 -  rices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

 - Pricesare determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2021, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2021, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Premier Portfolio	$101,225,219	$130,612,820	$-
Invesco Premier Tax-Exempt Portfolio	16,840,378	43,802,701	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

23	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Funds had a capital loss carryforward as of August 31, 2020, as follows:

	Not Subject to
Fund	Expiration	Total*
Invesco Premier Tax-Exempt Portfolio	$3,793	$3,793

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Investor Class	37,779,432	$37,779,432	251,424,086	$251,424,086
Institutional Class	777,080,996	777,080,996	2,517,616,797	2,517,616,797
Private Investment Class	-	-	551,503	551,503
Personal Investment Class	2,200,017	2,200,017	1,764,667	1,764,667
Reserve Class	-	-	10	10
Resource Class	-	-	605,740	605,740

Issued as reinvestment of dividends:
Investor Class	37,737	37,737	1,014,103	1,014,103
Institutional Class	804,625	804,625	19,924,976	19,924,976
Private Investment Class	16	16	10,255	10,255
Personal Investment Class	370	370	94,062	94,062
Reserve Class	-	-	57	57
Resource Class	161	161	37,558	37,558

Reacquired:
Investor Class	(68,081,297)	(68,081,297)	(218,865,049)	(218,865,049)
Institutional Class	(841,632,925)	(841,632,925)	(2,645,108,500)	(2,645,108,500)
Private Investment Class	(100,000)	(100,000)	(1,199,316)	(1,199,316)
Personal Investment Class	(3,499,918)	(3,499,918)	(7,428,176)	(7,428,176)
Resource Class	(49,999)	(49,999)	(710,000)	(710,000)
Net increase (decrease) in share activity	(95,460,785)	$(95,460,785)	(80,267,227)	$(80,267,227)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8–Share Information-(continued)

Invesco Premier U.S. Government Money Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Investor Class	12,919,665	$12,919,665	78,967,391	$78,967,391
Institutional Class	15,304,152,869	15,304,152,869	60,537,774,201	60,537,774,201

Issued as reinvestment of dividends:
Investor Class	2,190	2,190	364,670	364,670
Institutional Class	244,145	244,145	46,957,836	46,957,836

Reacquired:
Investor Class	(15,275,061)	(15,275,061)	(63,700,920)	(63,700,920)
Institutional Class	(20,952,542,158)	(20,952,542,158)	(57,203,206,570)	(57,203,206,570)
Net increase (decrease) in share activity	(5,650,498,350)	$(5,650,498,350)	3,397,156,608	$3,397,156,608

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Investor Class	57,143	$57,143	14,249,936	$14,249,851
Institutional Class	11,002,915	11,002,790	115,622,666	115,618,108

Issued as reinvestment of dividends:
Investor Class	96	96	95,644	95,643
Institutional Class	1,210	1,210	574,556	574,552

Reacquired:
Investor Class	(972,281)	(972,256)	(21,007,489)	(21,007,024)
Institutional Class	(40,255,129)	(40,252,758)	(167,948,204)	(167,943,425)
Net increase (decrease) in share activity	(30,166,046)	$(30,163,775)	(58,412,891)	$(58,412,295)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 10–Subsequent Event

On January 22, 2021, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Invesco Premier Tax-Exempt Portfolio. In order to effect such liquidation, the Fund closed to investments by new accounts after the close of business on January 26, 2021. The Fund liquidated on March 31, 2021.

25	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Investor Class	(09/01/20)	(02/28/21)[1]	Period[2]	(02/28/21)	Period[2]	Ratio
Invesco Premier	$1,000.00	$1,000.50	$0.89	$1,023.90	$0.90	0.18%
Portfolio
Invesco Premier	1,000.00	1,000.10	0.74	1,024.05	0.75	0.15
U.S. Government
Money Portfolio
Invesco Premier	1,000.00	1,000.20	0.50	1,024.30	0.50	0.10
Tax-Exempt Portfolio

1

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

2

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

26	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services Department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-1

Semiannual Report to Shareholders	February 28, 2021

Institutional Class
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio
Invesco Premier U.S. Government Money Portfolio
Invesco Premier Tax-Exempt Portfolio

2	Fund Data
3	Schedules of Investments
16	Financial Statements
19	Financial Highlights
20	Notes to Financial Statements
26	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2021, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/28/21
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier[1]	32 - 44 days	34 days	71 days	$1.5 billion
Invesco Premier U.S. Government Money[2]	12 - 25 days	20 days	108 days	6.0 billion
Invesco Premier Tax-Exempt[3]	7 - 11 days	7 days	7 days	16.6 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-46.55%(a)

Asset-Backed Securities - Fully Supported-3.18%
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.26%	05/07/2021	$50,000	$ 49,975,806

Asset-Backed Securities - Fully Supported Bank-11.15%
Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.18%	04/13/2021	25,000	25,000,000
Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.19%	05/05/2021	25,000	25,000,000
Bedford Row Funding Corp. (CEP - Royal Bank of Canada), (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	0.33%	12/02/2021	35,000	35,000,000
Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(b)	0.39%	06/14/2021	25,000	24,971,562
Crown Point Capital Co. LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	0.32%	09/07/2021	15,000	15,000,000
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.25%	04/01/2021	15,000	14,996,771
Versailles Commercial Paper LLC (CEP - Natixis S.A.), (1 mo. USD LIBOR + 0.10%)(b)(c)(d)	0.22%	04/07/2021	10,000	10,000,000
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.18%	05/05/2021	25,000	24,991,875
				174,960,208

Diversified Banks-29.36%
Agricultural Bank of China Ltd.(b)(c)	0.35%	03/08/2021	15,000	14,998,979
Agricultural Bank of China Ltd.(b)(c)	0.25%	05/20/2021	25,000	24,986,111
ANZ New Zealand (Int’l) Ltd. (3 mo. USD LIBOR + 0.09%) (United Kingdom)(b)(c)(d)	0.31%	07/23/2021	45,000	45,000,000
Bank of China Ltd.(c)	0.35%	03/03/2021	10,000	9,999,806
Barclays Bank PLC(b)(c)	0.22%	05/07/2021	25,000	24,989,764
Barclays U.S. CCP Funding LLC (Multi - CEP’s)(b)(c)	0.21%	06/08/2021	20,000	19,988,450
Barclays U.S. CCP Funding LLC (United Kingdom)(b)(c)	0.28%	04/12/2021	10,000	9,996,733
BNG Bank N.V. (Netherlands)(b)(c)	0.07%	03/02/2021	50,000	49,999,903
Dexia Credit Local S.A. (France)(b)(c)	0.17%	04/26/2021	10,000	9,997,356
Dexia Credit Local S.A. (France)(b)(c)	0.25%	06/08/2021	25,000	24,982,812
Industrial & Commercial Bank of China Ltd.(b)(c)	0.35%	03/02/2021	25,000	24,999,757
Industrial & Commercial Bank of China Ltd.(b)(c)	0.35%	03/03/2021	10,000	9,999,806
Industrial & Commercial Bank of China Ltd.(b)(c)	0.28%	04/23/2021	15,000	14,993,817
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	0.20%	08/10/2021	16,000	15,985,960
NRW Bank (Germany)(b)(c)	0.08%	03/08/2021	13,000	12,999,798
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	0.23%	05/03/2021	10,000	9,995,975
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	0.28%	06/22/2021	30,000	29,973,633
Royal Bank of Canada (3 mo. USD LIBOR + 0.04%)(c)(d)	0.28%	10/01/2021	15,000	15,000,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.15%) (Sweden)(b)(c)(d)	0.62%	05/06/2021	15,000	15,000,267
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.35%	07/01/2021	20,000	20,001,393
Toronto-Dominion Bank (The) (Canada)(b)(c)	0.07%	03/05/2021	10,000	9,999,922
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.31%	07/20/2021	10,000	10,000,000
United Overseas Bank Ltd. (Singapore)(b)(c)	0.27%	09/28/2021	25,000	24,960,438
Westpac Banking Corp. (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	0.32%	05/27/2021	12,000	11,999,757
				460,850,437

Diversified Capital Markets-1.59%
UBS AG (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	0.31%	10/04/2021	25,000	25,000,000

Investment Banking & Brokerage-1.27%
Goldman Sachs International(b)	0.17%	07/07/2021	20,000	19,987,911
Total Commercial Paper (Cost $730,774,362)				730,774,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit-24.71%
Agricultural Bank of China Ltd.(c)	0.25%	05/26/2021	$15,000	$ 15,000,000
Bank of Nova Scotia (3 mo. USD LIBOR + 0.05%)(c)(d)	0.24%	11/09/2021	30,000	30,000,000
Canadian Imperial Bank of Commerce(c)	0.07%	03/05/2021	20,000	20,000,000
China Construction Bank Corp.(c)	0.30%	04/19/2021	25,000	25,000,000
China Construction Bank Corp.(c)	0.25%	05/21/2021	25,000	25,000,000
DNB Bank ASA(c)	0.07%	03/01/2021	78,000	78,000,000
KBC Bank N.V.(c)	0.07%	03/05/2021	25,000	25,000,000
MUFG Bank Ltd.(c)	0.24%	03/30/2021	10,000	10,000,000
Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.17%)(c)(d)	0.23%	10/07/2021	10,000	10,000,000
Rabobank Nederland(c)	0.07%	03/01/2021	75,000	75,000,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(c)(d)	0.33%	06/16/2021	10,000	10,000,000
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.07%) (Canada)(c)(d)	0.30%	10/08/2021	25,000	25,000,000
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.00%)(c)(d)	0.18%	12/03/2021	15,000	15,000,000
Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(c)(d)	0.35%	07/08/2021	25,000	25,000,000
Total Certificates of Deposit (Cost $388,000,000)				388,000,000

Variable Rate Demand Notes-3.56%(e)

Credit Enhanced-3.56%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(f)	0.05%	05/01/2036	545	545,000
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(f)	0.04%	06/01/2037	1,450	1,450,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(f)	0.04%	02/15/2042	4,105	4,105,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC - FHLB of Indianapolis)(f)(g)	0.12%	12/01/2039	100	100,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(c)(f)	0.08%	06/01/2035	3,755	3,755,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.16%	04/01/2047	3,900	3,900,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.16%	04/01/2047	20,900	20,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.15%	05/01/2037	11,500	11,500,000
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(c)(f)	0.08%	07/01/2040	5,415	5,415,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)	0.03%	11/01/2035	1,490	1,490,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(f)	0.03%	03/01/2031	860	860,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(f)	0.02%	07/01/2037	1,190	1,190,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(f)	0.03%	11/01/2047	640	640,000
Total Variable Rate Demand Notes (Cost $55,850,000)				55,850,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-74.82% (Cost $1,174,624,362)				1,174,624,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-25.21%(h)
BMO Capital Markets Corp., joint agreement dated 02/26/2021, aggregate maturing value of $75,001,250 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,832,247; 0.00% - 8.00%; 05/26/2021 - 01/20/2071)	0.20%	03/01/2021	$10,000,167	$10,000,000
BMO Capital Markets Corp., joint term agreement dated 02/23/2021, aggregate maturing value of $100,003,889 (collateralized by U.S. government sponsored agency obligations, domestic agency and non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $106,785,867; 0.00% - 11.50%; 07/12/2021 - 02/15/2078)(i)	0.20%	03/02/2021	20,000,778	20,000,000
BMO Capital Markets Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,215 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $26,149,368; 0.00% - 7.75%; 08/05/2021 - 03/25/2051)(i)	0.25%	03/03/2021	7,000,340	7,000,000
Citigroup Global Markets, Inc., joint open agreement dated 01/22/2021 (collateralized by domestic and foreign corporate obligations valued at $203,500,001; 2.75% - 9.25%; 06/15/2021 - 02/01/2061)(j)	0.61%	-	-	7,000,000
Citigroup Global Markets, Inc., joint open agreement dated 03/17/2020 (collateralized by a domestic non-agency mortgage-backed security and domestic and foreign corporate obligations valued at $288,732,658; 0.00% - 30.00%; 03/10/2021 - 06/05/2115)(j)	0.67%	-	-	38,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $1,200,001,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,007; 0.13% - 3.88%; 02/28/2021 - 02/15/2051)	0.01%	03/01/2021	27,222,318	27,222,295
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2021, aggregate maturing value of $410,014,350 (collateralized by a domestic non-agency asset-backed security, U.S. Treasury obligations, domestic commercial paper, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $428,838,244; 0.75% - 7.38%; 05/04/2021 - 06/25/2065)(c)(i)	0.18%	03/02/2021	60,002,100	60,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,069 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 40.00%; 03/08/2024 - 01/25/2065)(c)(i)	0.22%	03/03/2021	15,000,642	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $50,002,236 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $54,983,384; 0.00% - 83.62%; 04/15/2021 - 05/25/2065)(c)(i)	0.23%	03/03/2021	10,000,447	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $60,002,333 (collateralized by domestic agency and non-agency asset-backed securities, a domestic corporate obligation and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.45% - 4.53%; 11/15/2022 - 12/25/2059)(c)(i)	0.20%	03/03/2021	10,000,389	10,000,000
ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $25,000,521 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $26,186,884; 2.25% - 7.63%; 03/15/2022 - 08/20/2049)(c)	0.25%	03/01/2021	10,000,208	10,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $31,500,194; 0.00% - 7.78%; 05/13/2026 - 09/25/2064)(j)	0.54%	-	-	15,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic and foreign corporate obligations valued at $110,000,001; 0.00% - 12.00%; 06/04/2021 - 05/01/2034(j)	0.37%	-	-	35,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by domestic corporate obligations valued at $52,500,001; 1.49% - 7.43%; 01/15/2026 - 01/15/2046)(c)(j)	0.20%	-	-	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Mizuho Securities (USA) LLC, joint open agreement dated 01/06/2021 (collateralized by domestic and foreign equity securities valued at $52,500,175; 0.00%)(c)(j)	0.22%	-	$-	$5,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 01/26/2021 (collateralized by domestic and foreign equity securities valued at $52,500,096; 0.00%)(c)(j)	0.22%	-	-	20,000,000

RBC Capital Markets LLC, joint agreement dated 02/26/2021, aggregate maturing value of $100,001,667 (collateralized by domestic and foreign corporate obligations valued at $105,000,002; 0.34% - 6.60%; 03/08/2021 - 03/15/2077)	0.20%	03/01/2021	25,000,417	25,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,804,416; 0.88% - 11.88%; 06/27/2022 - 03/11/2061)(c)(j)	0.18%	-	-	35,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $63,676,886; 0.00% -13.00%; 03/15/2021 - 07/15/2080)(c)(j)	0.25%	-	-	28,000,000

Total Repurchase Agreements (Cost $395,722,295)				395,722,295

TOTAL INVESTMENTS IN SECURITIES(k)(l) -100.03% (Cost $1,570,346,657)				1,570,346,657

OTHER ASSETS LESS LIABILITIES-(0.03)%				(458,082)

NET ASSETS-100.00%				$1,569,888,575

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
FHLMC	-Federal Home Loan Mortgage Corp.
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $690,585,910, which represented 43.99% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 14.2%; Netherlands: 13.0%; China: 10.5%; Canada: 10.2%; Japan: 5.0%; Norway: 5.0%; other countries less than 5% each: 26.1%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security subject to the alternative minimum tax.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	44.2%
8-30	1.8
31-60	9.2
61-90	14.3
91-180	15.7
181+	14.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-27.10%

Federal Farm Credit Bank (FFCB)-5.72%
Federal Farm Credit Bank (1 mo. USD LIBOR + 0.00%)(a)	0.11%	03/17/2021	$40,000	$ 40,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	0.14%	06/10/2021	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	0.13%	07/09/2021	9,000	9,000,978
Federal Farm Credit Bank (SOFR + 0.28%)(a)	0.33%	10/01/2021	85,000	85,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	0.12%	02/22/2022	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.20%)(a)	0.26%	06/23/2022	10,000	10,016,626
Federal Farm Credit Bank (SOFR + 0.15%)(a)	0.18%	07/28/2022	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	0.10%	08/11/2022	20,000	19,997,066
Federal Farm Credit Bank (SOFR + 0.06%)(a)	0.10%	10/21/2022	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	0.09%	11/18/2022	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(a)	0.08%	12/01/2022	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(a)	0.12%	12/28/2022	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(a)	0.09%	02/09/2023	37,000	37,000,000
				348,014,670

Federal Home Loan Bank (FHLB)-9.29%
Federal Home Loan Bank(b)	0.45%	03/08/2021	10,000	9,999,125
Federal Home Loan Bank (SOFR + 0.13%)(a)	0.19%	03/11/2021	10,000	10,000,000
Federal Home Loan Bank(b)	0.30%	03/17/2021	50,000	49,993,333
Federal Home Loan Bank (SOFR + 0.11%)(a)	0.17%	03/25/2021	50,000	50,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	0.20%	05/07/2021	20,000	20,000,932
Federal Home Loan Bank	0.09%	05/14/2021	50,000	50,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	0.04%	05/19/2021	50,000	50,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	0.15%	07/09/2021	75,000	75,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	0.05%	09/02/2021	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.17%)(a)	0.21%	11/12/2021	20,000	20,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	0.18%	11/15/2021	35,000	35,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	0.11%	04/28/2022	50,000	50,000,000
Federal Home Loan Bank (SOFR + 0.13%)(a)	0.17%	08/05/2022	50,000	50,000,000
Federal Home Loan Bank (SOFR + 0.06%)(a)	0.12%	12/08/2022	15,000	15,000,000
				564,993,390

Federal Home Loan Mortgage Corp. (FHLMC)-5.25%
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(a)	0.18%	06/04/2021	30,000	30,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.30%)(a)	0.36%	06/30/2021	5,000	5,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.32%)(a)	0.38%	09/30/2021	50,000	50,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	0.20%	12/10/2021	33,100	33,040,197
Federal Home Loan Mortgage Corp. (SOFR + 0.31%)(a)	0.36%	01/03/2022	25,000	25,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.07%)(a)	0.10%	08/12/2022	100,000	100,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(a)	0.12%	08/19/2022	38,100	38,108,508
Federal Home Loan Mortgage Corp. (SOFR + 0.09%)(a)	0.15%	09/16/2022	30,000	30,000,000
Federal Home Loan Mortgage Corp.(c)	2.60%	10/15/2045	8,510	8,509,889
				319,658,594

Federal National Mortgage Association (FNMA)-4.82%
Federal National Mortgage Association (SOFR + 0.21%)(a)	0.26%	07/01/2021	100,000	100,000,000
Federal National Mortgage Association (SOFR + 0.23%)(a)	0.28%	07/06/2021	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Association (FNMA)-(continued)
Federal National Mortgage Association (SOFR + 0.10%)(a)	0.14%	12/03/2021	$58,600	$ 58,478,770
Federal National Mortgage Association (SOFR + 0.30%)(a)	0.35%	01/07/2022	125,000	125,000,000
				293,478,770

U.S. International Development Finance Corp. (DFC)-2.02%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	03/20/2024	11,200	11,200,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	06/15/2025	10,800	10,800,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	09/15/2025	3,000	3,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	11/15/2025	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	09/15/2026	4,792	4,791,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	12/15/2026	3,600	3,600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	06/20/2027	6,500	6,500,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	06/20/2027	4,333	4,333,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	08/13/2027	4,500	4,500,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	02/15/2028	7,778	7,777,778
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	06/20/2028	12,000	12,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate + 0.07%)(d)	0.10%	08/15/2029	14,167	14,166,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	03/15/2030	17,000	17,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	10/15/2030	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(d)	0.10%	10/15/2040	5,200	5,200,000
				122,869,445
Total U.S. Government Sponsored Agency Securities (Cost $1,649,014,869)				1,649,014,869

U.S. Treasury Securities-25.92%

U.S. Treasury Bills-15.36%(b)
U.S. Treasury Bills	0.09%	03/02/2021	350,000	349,999,174
U.S. Treasury Bills	0.10%	03/11/2021	100,000	99,997,222
U.S. Treasury Bills	0.08%	04/08/2021	30,000	29,997,387
U.S. Treasury Bills	0.04%	04/27/2021	100,000	99,993,778
U.S. Treasury Bills	0.11%	04/29/2021	25,000	24,995,493
U.S. Treasury Bills	0.08%	05/18/2021	75,000	74,986,756
U.S. Treasury Bills	0.18%	05/20/2021	50,000	49,980,556
U.S. Treasury Bills	0.09%	05/27/2021	150,000	149,967,375
U.S. Treasury Bills	0.14%	10/07/2021	20,000	19,982,889
U.S. Treasury Bills	0.14%	11/04/2021	25,000	24,976,750
U.S. Treasury Bills	0.07%	02/24/2022	10,000	9,993,000
				934,870,380

U.S. Treasury Notes-10.56%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	0.18%	04/30/2021	145,000	144,990,816
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(a)	0.26%	07/31/2021	145,000	145,042,025
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(a)	0.34%	10/31/2021	95,000	95,070,012
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	0.19%	01/31/2022	40,000	39,995,609

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(a)	0.15%	04/30/2022	$20,000	$ 20,019,106
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(a)	0.10%	10/31/2022	50,000	49,997,467
U.S. Treasury Notes	1.50%	01/31/2022	35,000	35,460,547
U.S. Treasury Notes	2.00%	02/15/2022	40,000	40,742,004
U.S. Treasury Notes	2.50%	02/15/2022	45,000	46,050,486
U.S. Treasury Notes	1.13%	02/28/2022	25,000	25,260,806
				642,628,878
Total U.S. Treasury Securities (Cost $1,577,499,258)				1,577,499,258
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-53.02% (Cost $3,226,514,127)				3,226,514,127

			Repurchase Amount
Repurchase Agreements-48.38%(e)
Bank of Montreal, agreement dated 02/26/2021, maturing value of $100,000,167 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $102,000,006; 0.00% - 5.50%; 04/22/2021 - 02/20/2051)	0.02%	03/01/2021	100,000,167	100,000,000
BNP Paribas Securities Corp., joint agreement dated 02/26/2021, aggregate maturing value of $2,500,006,250 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,004; 0.00% - 7.50%; 03/16/2021 -10/20/2067)	0.03%	03/01/2021	285,000,713	285,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/29/2021, aggregate maturing value of $1,000,068,889 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,000; 0.00% - 7.50%; 04/08/2021 -02/20/2069)(f)	0.08%	03/01/2021	175,012,056	175,000,000
BofA Securities, Inc., joint term agreement dated 01/28/2021, aggregate maturing value of $495,042,075 (collateralized by domestic agency mortgage-backed securities valued at $504,900,000; 0.47% - 4.50%; 06/01/2035 - 05/01/2058)(f)	0.09%	03/03/2021	50,004,250,000	50,000,000
BofA Securities, Inc., joint term agreement dated 02/24/2021, aggregate maturing value of $400,020,000 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 1.50% - 5.00%; 08/01/2033 - 03/01/2051)(f)	0.06%	03/26/2021	50,002,500	50,000,000
Citigroup Global Markets, Inc., agreement dated 02/26/2021, maturing value of $250,000,208 (collateralized by U.S. Treasury obligations valued at $255,000,071; 0.00% - 4.38%; 05/15/2038 - 05/15/2043)	0.01%	03/01/2021	250,000,208	250,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/26/2021, aggregate maturing value of $900,000,750 (collateralized by U.S. Treasury obligations valued at $918,000,051; 0.00% - 4.38%; 11/15/2039 - 08/15/2048)	0.01%	03/01/2021	150,000,125	150,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $1,200,001,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,007; 0.13% - 3.88%; 02/28/2021 -02/15/2051)	0.01%	03/01/2021	338,630,967	338,630,685
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/26/2021, aggregate maturing value of $1,500,002,500 (collateralized by U.S. Treasury obligations valued at $1,534,464,217; 0.50% - 3.13%; 11/15/2024 -11/15/2028)	0.02%	03/01/2021	200,000,333	200,000,000
Goldman Sachs & Co., term agreement dated 02/25/2021, maturing value of $50,000,486 (collateralized by U.S. Treasury obligations valued at $51,000,023; 0.00% - 2.25%; 06/30/2021 - 08/15/2046)(f)	0.05%	03/04/2021	50,000,486	50,000,000
ING Financial Markets, LLC, joint term agreement dated 02/08/2021, aggregate maturing value of $300,019,333 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,130; 0.00% - 5.50%; 01/27/2022 - 05/01/2058)	0.08%	03/09/2021	65,004,189	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, joint term agreement dated 02/10/2021, aggregate maturing value of $350,024,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $357,000,046; 0.00% - 7.00%; 03/04/2021 - 05/01/2058)	0.09%	03/10/2021	$100,007,000	$ 100,000,000
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,271; 0.13% - 6.75%; 03/31/2022 - 05/15/2050)(g)	0.03%	-	-	50,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,097; 0.00% - 6.50%; 12/31/2021 - 03/01/2051)(g)	0.04%	-	-	110,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $295,800,000; 0.00% - 8.50%; 03/25/2021 - 10/15/2062)(g)	0.08%	-	-	30,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $408,000,105; 0.28% - 8.13%; 04/25/2021 - 02/25/2051)(g)	0.05%	-	-	90,000,000
Lloyds Bank PLC, joint term agreement dated 01/22/2021, aggregate maturing value of $500,200,000 (collateralized by U.S. Treasury obligations valued at $510,022,417; 1.50% - 6.00%; 12/31/2023 - 09/30/2026)	0.16%	04/26/2021	5,002,000	5,000,000
Lloyds Bank PLC, joint term agreement dated 01/27/2021, aggregate maturing value of $500,186,667 (collateralized by U.S. Treasury obligations valued at $509,777,929; 1.50% - 6.00%; 05/15/2021 - 08/15/2043)	0.16%	04/23/2021	25,009,333	25,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/24/2021, aggregate maturing value of $317,510,504 (collateralized by U.S. Treasury obligations valued at $328,491,333; 0.00% - 0.13%; 12/31/2022 - 11/15/2045)(f)	0.06%	03/03/2021	40,000,767	40,000,300
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $1,005,259,773 (collateralized by U.S. Treasury obligations valued at $1,026,464,724; 1.13% - 1.50%; 02/28/2025 -02/15/2030)(f)	0.05%	03/03/2021	180,376,754	180,375,000
RBC Capital Markets LLC, joint term agreement dated 02/26/2021, aggregate maturing value of $1,250,000,000 (collateralized by a foreign corporate obligation, domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,275,000,266; 0.13% - 9.68%; 02/28/2021 - 08/20/2065)(a)(f)	0.13%	04/28/2021	200,000,000	200,000,000
RBC Dominion Securities Inc., joint agreement dated 02/26/2021, aggregate maturing value of $2,000,005,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,034; 0.00% - 6.25%; 02/28/2021 - 02/01/2051)	0.03%	03/01/2021	300,000,750	300,000,000
Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,094; 0.00% - 8.13%; 02/28/2021 - 05/15/2050)(g)	0.03%	-	-	100,000,000
Total Repurchase Agreements (Cost $2,944,005,985)				2,944,005,985
TOTAL INVESTMENTS IN SECURITIES(h) -101.40% (Cost $6,170,520,112)				6,170,520,112
OTHER ASSETS LESS LIABILITIES-(1.40)%				(85,046,817)
NET ASSETS-100.00%				$6,085,473,295

Investment Abbreviations:

LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier U.S. Government Money Portfolio

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 28, 2021.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(e)	Principal amount equals value at period end. See Note 1I.
(f)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(g)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(h)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	51.2%
8-30	7
31-60	2.8
61-90	9.3
91-180	6.7
181+	23.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-100.00%

Alabama-3.84%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.08%	07/01/2040	$700	$ 700,000

Delaware-1.79%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.05%	05/01/2036	325	325,000

District of Columbia-5.99%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(b)(c)	0.03%	08/15/2038	625	625,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.02%	10/01/2039	465	465,000
				1,090,000

Georgia-4.06%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(b)(c)	0.04%	11/01/2030	240	240,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A, Ref. VRD PCR (LOC - Truist Bank)(b)(c)	0.11%	01/01/2036	500	500,000
				740,000

Illinois-8.24%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.01%	12/01/2046	250	250,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.03%	01/01/2037	500	500,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC - FHLB of Indianapolis)(b)(c)(d)	0.12%	12/01/2039	750	750,000
				1,500,000

Indiana-12.30%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.08%	08/01/2037	790	790,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	0.08%	06/01/2035	750	750,000
Purdue University; Series 2011 A, VRD COP(b)	0.01%	07/01/2035	700	700,000
				2,240,000

Louisiana-4.75%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	0.03%	09/01/2033	90	90,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.02%	07/01/2047	775	775,000
				865,000

Massachusetts-2.75%
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(b)(c)	0.02%	01/01/2037	500	500,000

Michigan-7.64%
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB(b)	0.06%	08/15/2030	750	750,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.03%	03/01/2031	640	640,000
				1,390,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-2.53%
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.03%	11/01/2035	$460	$ 460,000

Missouri-4.12%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.04%	11/01/2037	750	750,000

New York-4.12%
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.02%	05/01/2039	750	750,000

North Carolina-2.75%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	0.01%	12/01/2021	500	500,000

Ohio-0.74%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.04%	08/02/2038	135	135,000

Oregon-7.77%
Marion (County of), OR Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC - U.S. Bank N.A.)(b)(c)(d)	0.07%	07/01/2027	650	650,000
Portland (Port of), OR (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC - Industrial & Commercial Bank of China Ltd.)(a)(b)(c)(d)	0.07%	07/01/2026	765	765,000
				1,415,000

Pennsylvania-1.24%
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.07%	12/01/2025	100	100,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.07%	08/01/2026	125	125,000
				225,000

Rhode Island-3.85%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.02%	09/01/2043	700	700,000

Texas-13.40%
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.04%	02/15/2042	45	45,000
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.03%	05/15/2034	600	600,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (CEP - FHLMC)(b)(d)	0.10%	06/01/2041	670	670,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.10%	05/01/2042	375	375,000
University of Texas System Board of Regents; Series 2008 B, VRD RB(b)	0.01%	08/01/2025	750	750,000
				2,440,000

Virginia-3.84%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.03%	08/01/2037	700	700,000

West Virginia-4.28%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.11%	01/01/2034	780	780,000
TOTAL INVESTMENTS IN SECURITIES(e)(f) -100.00% (Cost $18,205,000)				18,205,000
OTHER ASSETS LESS LIABILITIES-0.00%				284
NET ASSETS-100.00%				$18,205,284

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Tax-Exempt Portfolio

Investment Abbreviations:
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
GO	- General Obligation
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 10.0%; other countries less than 5% each: 12.2%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Security subject to the alternative minimum tax.
(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Federal Home Loan Mortgage Corp.	8.3%
Federal Home Loan Bank	8.2
Truist Financial Corp.	7.0
Sumitomo Mitsui Financial Group, Inc.	5.9

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	100.0%

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Assets and Liabilities

February 28, 2021

(unaudited)

		Invesco Premier	Invesco Premier
	Invesco Premier	U.S. Government	Tax-Exempt
	Portfolio	Money Portfolio	Portfolio

Assets:

Investments in securities, at value	$1,174,624,362	$3,226,514,127	$18,205,000

Repurchase agreements, at value and cost	395,722,295	2,944,005,985	-

Cash	744,488	-	3,121

Receivable for:
Investments sold	-	15,000,000	-

Fund shares sold	23,054	251,835	680

Interest	205,615	1,786,574	857

Other assets	-	33	-

Total assets	1,571,319,814	6,187,558,554	18,209,658

Liabilities:

Payable for:
Investments purchased	740,040	99,993,778	-

Fund shares reacquired	154,814	426	-

Amount due custodian	-	819,853	-

Dividends	63,279	24,606	4

Accrued fees to affiliates	473,106	1,246,596	1,835

Accrued operating expenses	-	-	2,535

Total liabilities	1,431,239	102,085,259	4,374

Net assets applicable to shares outstanding	$1,569,888,575	$6,085,473,295	$18,205,284

Net assets consist of:

Shares of beneficial interest	$1,569,456,388	$6,084,700,244	$18,208,872

Distributable earnings (loss)	432,187	773,051	(3,588)

	$1,569,888,575	$6,085,473,295	$18,205,284

Net Assets:

Investor Class	$ 63,651,623	$45,839,195	$1,599,454

Institutional Class	$ 1,495,883,009	$6,039,634,100	$16,605,830

Private Investment Class	$ 262,060	$-	$-

Personal Investment Class	$ 6,900,935	$-	$-

Reserve Class	$ 10,291	$-	$-

Resource Class	$ 3,180,657	$-	$-

Shares outstanding, no par value, unlimited number of shares authorized:

Investor Class	63,634,172	45,834,729	1,599,509

Institutional Class	1,495,473,640	6,038,893,916	16,606,268

Private Investment Class	261,988	-	-

Personal Investment Class	6,899,047	-	-

Reserve Class	10,289	-	-

Resource Class	3,179,787	-	-

Net asset value, offering and redemption price per share for each class	$ 1.00	$1.00	$1.0000

Cost of Investments	$1,570,346,657	$6,170,520,112	$18,205,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations

For the six months ended February 28, 2021

(unaudited)

		Invesco Premier	Invesco Premier
	Invesco Premier	U.S. Government	Tax-Exempt
	Portfolio	Money Portfolio	Portfolio

Investment income:
Interest	$2,316,762	$5,862,667	$14,191

Expenses:
Advisory fees	2,033,893	9,203,363	32,661

Distribution fees:
Private Investment Class	519	-	-

Personal Investment Class	20,097	-	-

Reserve Class	44	-	-

Resource Class	2,534	-	-

Total expenses	2,057,087	9,203,363	32,661

Less: Fees waived	(587,530)	(3,712,041)	(19,783)

Net expenses	1,469,557	5,491,322	12,878

Net investment income	847,205	371,345	1,313

Realized and unrealized gain (loss) from:
Net realized gain from unaffiliated investment securities	1,596	115,318	-

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	-	-	(74)

Net realized and unrealized gain (loss)	1,596	115,318	(74)

Net increase in net assets resulting from operations	$848,801	$486,663	$1,239

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(unaudited)

	Invesco Premier Portfolio		Invesco Premier U.S. Government Money Portfolio		Invesco Premier Tax-Exempt Portfolio
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income	$847,205	$21,266,605	$371,345	$88,012,728	$1,313	$678,109

Net realized gain	1,596	12,246	115,318	498,890	-	-

Change in net unrealized appreciation (depreciation)	-	-	-	-	(74)	(12)

Net increase in net assets resulting from operations	848,801	21,278,851	486,663	88,511,618	1,239	678,097

Distributions to shareholders from distributable earnings:
Investor Class	(42,029)	(1,199,697)	(2,308)	(378,131)	(103)	(103,556)

Institutional Class	(804,625)	(19,924,976)	(369,037)	(87,634,597)	(1,210)	(574,553)

Private Investment Class	(18)	(10,255)	-	-	-	-

Personal Investment Class	(370)	(94,062)	-	-	-	-

Reserve Class	(2)	(57)	-	-	-	-

Resource Class	(161)	(37,558)	-	-	-	-

Total distributions from distributable earnings	(847,205)	(21,266,605)	(371,345)	(88,012,728)	(1,313)	(678,109)

Share transactions-net:
Investor Class	(30,264,128)	33,573,140	(2,353,206)	15,631,141	(915,017)	(6,661,530)

Institutional Class	(63,747,304)	(107,566,727)	(5,648,145,144)	3,381,525,467	(29,248,758)	(51,750,765)

Private Investment Class	(99,984)	(637,558)	-	-	-	-

Personal Investment Class	(1,299,531)	(5,569,447)	-	-	-	-

Reserve Class	-	67	-	-	-	-

Resource Class	(49,838)	(66,702)	-	-	-	-

Net increase (decrease) in net assets resulting from share transactions	(95,460,785)	(80,267,227)	(5,650,498,350)	3,397,156,608	(30,163,775)	(58,412,295)

Net increase (decrease) in net assets	(95,459,189)	(80,254,981)	(5,650,383,032)	3,397,655,498	(30,163,849)	(58,412,307)

Net assets:
Beginning of period	1,665,347,764	1,745,602,745	11,735,856,327	8,338,200,829	48,369,133	106,781,440

End of period	$1,569,888,575	$1,665,347,764	$6,085,473,295	$11,735,856,327	$18,205,284	$48,369,133

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/21	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.05%	$1,495,883	0.18	%(c)	0.25	%(c)	0.10	%(c)
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	1.20	1,559,622	0.18		0.25		1.22
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.37	1,667,185	0.18		0.25		2.37
Year ended 08/31/18	1.00	0.02	0.00	0.02	(0.02)	1.00	1.60	957,754	0.18		0.25		1.63
Year ended 08/31/17	1.00	0.01	0.00	0.01	(0.01)	1.00	0.84	683,734	0.18		0.25		0.63
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.30	6,342,444	0.18		0.25		0.30
Invesco Premier U.S. Government Money Portfolio
Six months ended 02/28/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	6,039,634	0.15	(c)	0.25	(c)	0.01	(c)
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.93	11,687,666	0.18		0.25		0.83
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.21	8,305,644	0.18		0.25		2.21
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.36	6,919,466	0.18		0.25		1.36
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.53	5,730,975	0.18		0.25		0.54
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	2,551,750	0.17		0.25		0.18
Invesco Premier Tax-Exempt Portfolio
Six months ended 02/28/21	0.9999	0.0001	0.0001	0.0002	(0.0001)	1.0000	0.02	16,606	0.10	(c)	0.25	(c)	0.01	(c)
Year ended 08/31/20	1.0000	0.0078	(0.0001)	0.0077	(0.0078)	0.9999	0.77	45,855	0.19		0.25		0.85
Year ended 08/31/19	1.0000	0.0146	0.0000	0.0146	(0.0146)	1.0000	1.47	97,605	0.20		0.25		1.46
Year ended 08/31/18	1.0000	0.0106	(0.0001)	0.0105	(0.0105)	1.0000	1.05	77,520	0.20		0.25		1.06
Year ended 08/31/17	1.00	0.0058	0.0000	0.0058	(0.0058)	1.0000	0.59	57,297	0.20		0.25		0.56
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	129,818	0.15		0.25		0.10

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,550,695, $7,377,577 and $24,289 for Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

    Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Invesco Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio currently consist of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Funds are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

    Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    Invesco Premier Tax-Exempt Portfolio, an “institutional money market fund”, prices and transacts in its shares at a floating net asset value (“NAV”) reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Premier Tax-Exempt Portfolio to round its NAV to four decimal places (e.g., $1.0000).

    Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Premier U.S. Government Portfolio, a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

    “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

    Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations – Invesco Premier Tax-Exempt Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition,all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Premier Portfolio and Invesco Premier U.S. Government Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Premier Tax-Exempt Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - Certain Funds may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

K.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or

21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

    Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Invesco Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2021, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio. In addition, the Adviser has contractually agreed, through at least December 31, 2021, to waive advisory fees equal to 0.05% of the average daily net assets of Invesco Premier Tax-Exempt Portfolio.

    For the six months ended February 28, 2021, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$569,491
Invesco Premier U.S. Government Money Portfolio	2,576,944
Invesco Premier Tax-Exempt Portfolio	6,532

    Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2021 are shown below:

		Private	Personal
		Investment	Investment	Reserve	Resource
	Fund Level	Class	Class	Class	Class
Invesco Premier Portfolio	$ -	$354	$16,606	$41	$1,038
Invesco Premier U.S. Government Money Portfolio	1,135,097	-	-	-	-
Invesco Premier Tax-Exempt Portfolio	13,251	-	-	-	-

    The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Funds’ custodian.

    The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges,

22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

that may be paid by any class of shares of the Fund. For the six months ended February 28, 2021, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of February 28, 2021, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2021, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Premier Portfolio	$101,225,219	$130,612,820	$-
Invesco Premier Tax-Exempt Portfolio	16,840,378	43,802,701	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

    Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

23	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

    The Funds had a capital loss carryforward as of August 31, 2020, as follows:

	Not Subject to
Fund	Expiration	Total*
Invesco Premier Tax-Exempt Portfolio	$3,793	$3,793

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Share Information

Invesco Premier Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:

Investor Class	37,779,432	$37,779,432	251,424,086	$251,424,086

Institutional Class	777,080,996	777,080,996	2,517,616,797	2,517,616,797

Private Investment Class	-	-	551,503	551,503

Personal Investment Class	2,200,017	2,200,017	1,764,667	1,764,667

Reserve Class	-	-	10	10

Resource Class	-	-	605,740	605,740

Issued as reinvestment of dividends:

Investor Class	37,737	37,737	1,014,103	1,014,103

Institutional Class	804,625	804,625	19,924,976	19,924,976

Private Investment Class	16	16	10,255	10,255

Personal Investment Class	370	370	94,062	94,062

Reserve Class	-	-	57	57

Resource Class	161	161	37,558	37,558

Reacquired:

Investor Class	(68,081,297)	(68,081,297)	(218,865,049)	(218,865,049)

Institutional Class	(841,632,925)	(841,632,925)	(2,645,108,500)	(2,645,108,500)

Private Investment Class	(100,000)	(100,000)	(1,199,316)	(1,199,316)

Personal Investment Class	(3,499,918)	(3,499,918)	(7,428,176)	(7,428,176)

Resource Class	(49,999)	(49,999)	(710,000)	(710,000)

Net increase (decrease) in share activity	(95,460,785)	$(95,460,785)	(80,267,227)	$(80,267,227)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8–Share Information-(continued)

Invesco Premier U.S. Government Money Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:

Investor Class	12,919,665	$ 12,919,665	78,967,391	$ 78,967,391

Institutional Class	15,304,152,869	15,304,152,869	60,537,774,201	60,537,774,201

Issued as reinvestment of dividends:

Investor Class	2,190	2,190	364,670	364,670

Institutional Class	244,145	244,145	46,957,836	46,957,836

Reacquired:

Investor Class	(15,275,061)	(15,275,061)	(63,700,920)	(63,700,920)

Institutional Class	(20,952,542,158)	(20,952,542,158)	(57,203,206,570)	(57,203,206,570)

Net increase (decrease) in share activity	(5,650,498,350)	$ (5,650,498,350)	3,397,156,608	$ 3,397,156,608

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Premier Tax-Exempt Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:

Investor Class	57,143	$ 57,143	14,249,936	$ 14,249,851

Institutional Class	11,002,915	11,002,790	115,622,666	115,618,108

Issued as reinvestment of dividends:

Investor Class	96	96	95,644	95,643

Institutional Class	1,210	1,210	574,556	574,552

Reacquired:

Investor Class	(972,281)	(972,256)	(21,007,489)	(21,007,024)

Institutional Class	(40,255,129)	(40,252,758)	(167,948,204)	(167,943,425)

Net increase (decrease) in share activity	(30,166,046)	$(30,163,775)	(58,412,891)	$ (58,412,295)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

    The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 10–Subsequent Event

On January 22, 2021, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Invesco Premier Tax-Exempt Portfolio. In order to effect such liquidation, the Fund closed to investments by new accounts after the close of business on January 26, 2021. The Fund liquidated on March 31, 2021.

25	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Institutional Class	(09/01/20)	(02/28/21)[1]	Period[2]	(02/28/21)	Period[2]	Ratio
Invesco Premier Portfolio	$1,000.00	$1,000.50	$0.89	$1,023.90	$0.90	0.18%
Invesco Premier U.S. Government Money Portfolio	1,000.00	1,000.10	0.74	1,024.05	0.75	0.15
Invesco Premier Tax-Exempt Portfolio	1,000.00	1,000.20	0.50	1,024.30	0.50	0.10

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

26	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(This page intentionally left blank)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-2

Semiannual Report to Shareholders	February 28, 2021

Resource Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

2	Fund Data
3	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2021, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Resource Class data as of 2/28/21

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier	32 - 44 days	34 days	71 days	$3.2 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper-46.55%(a)
Asset-Backed Securities - Fully Supported-3.18%
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.26%	05/07/2021	$50,000	$49,975,806

Asset-Backed Securities - Fully Supported Bank-11.15%
Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.18%	04/13/2021	25,000	25,000,000

Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.19%	05/05/2021	25,000	25,000,000

Bedford Row Funding Corp. (CEP - Royal Bank of Canada), (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	0.33%	12/02/2021	35,000	35,000,000

Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(b)	0.39%	06/14/2021	25,000	24,971,562

Crown Point Capital Co. LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	0.32%	09/07/2021	15,000	15,000,000

Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.25%	04/01/2021	15,000	14,996,771

Versailles Commercial Paper LLC (CEP - Natixis S.A.), (1 mo. USD LIBOR + 0.10%)(b)(c)(d)	0.22%	04/07/2021	10,000	10,000,000

Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.18%	05/05/2021	25,000	24,991,875

				174,960,208

Diversified Banks-29.36%
Agricultural Bank of China Ltd.(b)(c)	0.35%	03/08/2021	15,000	14,998,979

Agricultural Bank of China Ltd.(b)(c)	0.25%	05/20/2021	25,000	24,986,111

ANZ New Zealand (Int’l) Ltd. (3 mo. USD LIBOR + 0.09%) (United Kingdom)(b)(c)(d)	0.31%	07/23/2021	45,000	45,000,000

Bank of China Ltd.(c)	0.35%	03/03/2021	10,000	9,999,806

Barclays Bank PLC(b)(c)	0.22%	05/07/2021	25,000	24,989,764

Barclays U.S. CCP Funding LLC (Multi - CEP’s)(b)(c)	0.21%	06/08/2021	20,000	19,988,450

Barclays U.S. CCP Funding LLC (United Kingdom)(b)(c)	0.28%	04/12/2021	10,000	9,996,733

BNG Bank N.V. (Netherlands)(b)(c)	0.07%	03/02/2021	50,000	49,999,903

Dexia Credit Local S.A. (France)(b)(c)	0.17%	04/26/2021	10,000	9,997,356

Dexia Credit Local S.A. (France)(b)(c)	0.25%	06/08/2021	25,000	24,982,812

Industrial & Commercial Bank of China Ltd.(b)(c)	0.35%	03/02/2021	25,000	24,999,757

Industrial & Commercial Bank of China Ltd.(b)(c)	0.35%	03/03/2021	10,000	9,999,806

Industrial & Commercial Bank of China Ltd.(b)(c)	0.28%	04/23/2021	15,000	14,993,817

Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	0.20%	08/10/2021	16,000	15,985,960

NRW Bank (Germany)(b)(c)	0.08%	03/08/2021	13,000	12,999,798

Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	0.23%	05/03/2021	10,000	9,995,975

Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	0.28%	06/22/2021	30,000	29,973,633

Royal Bank of Canada (3 mo. USD LIBOR + 0.04%)(c)(d)	0.28%	10/01/2021	15,000	15,000,000

Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.15%) (Sweden)(b)(c)(d)	0.62%	05/06/2021	15,000	15,000,267

Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.35%	07/01/2021	20,000	20,001,393

Toronto-Dominion Bank (The) (Canada)(b)(c)	0.07%	03/05/2021	10,000	9,999,922

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.31%	07/20/2021	10,000	10,000,000

United Overseas Bank Ltd. (Singapore)(b)(c)	0.27%	09/28/2021	25,000	24,960,438

Westpac Banking Corp. (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	0.32%	05/27/2021	12,000	11,999,757

				460,850,437

Diversified Capital Markets-1.59%
UBS AG (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	0.31%	10/04/2021	25,000	25,000,000

Investment Banking & Brokerage-1.27%
Goldman Sachs International(b)	0.17%	07/07/2021	20,000	19,987,911

Total Commercial Paper (Cost $730,774,362)				730,774,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments-(continued)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit-24.71%
Agricultural Bank of China Ltd.(c)	0.25%	05/26/2021	$15,000	$15,000,000

Bank of Nova Scotia (3 mo. USD LIBOR + 0.05%)(c)(d)	0.24%	11/09/2021	30,000	30,000,000

Canadian Imperial Bank of Commerce(c)	0.07%	03/05/2021	20,000	20,000,000

China Construction Bank Corp.(c)	0.30%	04/19/2021	25,000	25,000,000

China Construction Bank Corp.(c)	0.25%	05/21/2021	25,000	25,000,000

DNB Bank ASA(c)	0.07%	03/01/2021	78,000	78,000,000

KBC Bank N.V.(c)	0.07%	03/05/2021	25,000	25,000,000

MUFG Bank Ltd.(c)	0.24%	03/30/2021	10,000	10,000,000

Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.17%)(c)(d)	0.23%	10/07/2021	10,000	10,000,000

Rabobank Nederland(c)	0.07%	03/01/2021	75,000	75,000,000

Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(c)(d)	0.33%	06/16/2021	10,000	10,000,000

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.07%) (Canada)(c)(d)	0.30%	10/08/2021	25,000	25,000,000

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.00%)(c)(d)	0.18%	12/03/2021	15,000	15,000,000

Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(c)(d)	0.35%	07/08/2021	25,000	25,000,000

Total Certificates of Deposit (Cost $388,000,000)				388,000,000

Variable Rate Demand Notes-3.56%(e)
Credit Enhanced-3.56%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(f)	0.05%	05/01/2036	545	545,000

Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(f)	0.04%	06/01/2037	1,450	1,450,000

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(f)	0.04%	02/15/2042	4,105	4,105,000

Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC - FHLB of Indianapolis)(f)(g)	0.12%	12/01/2039	100	100,000

Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(c)(f)	0.08%	06/01/2035	3,755	3,755,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.16%	04/01/2047	3,900	3,900,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.16%	04/01/2047	20,900	20,900,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.15%	05/01/2037	11,500	11,500,000

Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(c)(f)	0.08%	07/01/2040	5,415	5,415,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)	0.03%	11/01/2035	1,490	1,490,000

Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(f)	0.03%	03/01/2031	860	860,000

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(f)	0.02%	07/01/2037	1,190	1,190,000

Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(f)	0.03%	11/01/2047	640	640,000

Total Variable Rate Demand Notes (Cost $55,850,000)				55,850,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-74.82% (Cost $1,174,624,362)				1,174,624,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments-(continued)

Invesco Premier Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements-25.21%(h)
BMO Capital Markets Corp., joint agreement dated 02/26/2021, aggregate maturing value of $75,001,250 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,832,247; 0.00% - 8.00%; 05/26/2021 - 01/20/2071)	0.20%	03/01/2021	$10,000,167	$10,000,000

BMO Capital Markets Corp., joint term agreement dated 02/23/2021, aggregate maturing value of $100,003,889 (collateralized by U.S. government sponsored agency obligations, domestic agency and non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $106,785,867; 0.00% - 11.50%; 07/12/2021 - 02/15/2078)(i)	0.20%	03/02/2021	20,000,778	20,000,000

BMO Capital Markets Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,215 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $26,149,368; 0.00% - 7.75%; 08/05/2021 - 03/25/2051)(i)	0.25%	03/03/2021	7,000,340	7,000,000

Citigroup Global Markets, Inc., joint open agreement dated 01/22/2021 (collateralized by domestic and foreign corporate obligations valued at $203,500,001; 2.75% - 9.25%; 06/15/2021 - 02/01/2061)(j)	0.61%	-	-	7,000,000

Citigroup Global Markets, Inc., joint open agreement dated 03/17/2020 (collateralized by a domestic non-agency mortgage-backed security and domestic and foreign corporate obligations valued at $288,732,658; 0.00% - 30.00%; 03/10/2021 - 06/05/2115)(j)	0.67%	-	-	38,500,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $1,200,001,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,007; 0.13% - 3.88%; 02/28/2021 - 02/15/2051)	0.01%	03/01/2021	27,222,318	27,222,295

Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2021, aggregate maturing value of $410,014,350 (collateralized by a domestic non-agency asset-backed security, U.S. Treasury obligations, domestic commercial paper, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $428,838,244; 0.75% - 7.38%; 05/04/2021 - 06/25/2065)(c)(i)	0.18%	03/02/2021	60,002,100	60,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,069 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 40.00%; 03/08/2024 - 01/25/2065)(c)(i)	0.22%	03/03/2021	15,000,642	15,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $50,002,236 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $54,983,384; 0.00% - 83.62%; 04/15/2021 - 05/25/2065)(c)(i)	0.23%	03/03/2021	10,000,447	10,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $60,002,333 (collateralized by domestic agency and non-agency asset-backed securities, a domestic corporate obligation and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.45% - 4.53%; 11/15/2022 -12/25/2059)(c)(i)	0.20%	03/03/2021	10,000,389	10,000,000

ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $25,000,521 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $26,186,884; 2.25% - 7.63%; 03/15/2022 - 08/20/2049)(c)	0.25%	03/01/2021	10,000,208	10,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $31,500,194; 0.00% - 7.78%; 05/13/2026 - 09/25/2064)(j)	0.54%	-	-	15,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic and foreign corporate obligations valued at $110,000,001; 0.00% - 12.00%; 06/04/2021 - 05/01/2034(j)	0.37%	-	-	35,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by domestic corporate obligations valued at $52,500,001; 1.49% - 7.43%; 01/15/2026 - 01/15/2046)(c)(j)	0.20%	-	-	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments-(continued)

Invesco Premier Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Mizuho Securities (USA) LLC, joint open agreement dated 01/06/2021 (collateralized by domestic and foreign equity securities valued at $52,500,175; 0.00%)(c)(j)	0.22%	-	$-	$5,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 01/26/2021 (collateralized by domestic and foreign equity securities valued at $52,500,096; 0.00%)(c)(j)	0.22%	-	-	20,000,000

RBC Capital Markets LLC, joint agreement dated 02/26/2021, aggregate maturing value of $100,001,667 (collateralized by domestic and foreign corporate obligations valued at $105,000,002; 0.34% - 6.60%; 03/08/2021 - 03/15/2077)	0.20%	03/01/2021	25,000,417	25,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,804,416; 0.88% - 11.88%; 06/27/2022 - 03/11/2061)(c)(j)	0.18%	-	-	35,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $63,676,886; 0.00% - 13.00%; 03/15/2021 - 07/15/2080)(c)(j)	0.25%	-	-	28,000,000

Total Repurchase Agreements (Cost $395,722,295)				395,722,295

TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.03% (Cost $1,570,346,657)				1,570,346,657

OTHER ASSETS LESS LIABILITIES-(0.03)%				(458,082)

NET ASSETS-100.00%				$1,569,888,575

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
FHLMC	-Federal Home Loan Mortgage Corp.
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $690,585,910, which represented 43.99% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 14.2%; Netherlands: 13.0%; China: 10.5%; Canada: 10.2%; Japan: 5.0%; Norway: 5.0%; other countries less than 5% each: 26.1%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security subject to the alternative minimum tax.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments-(continued)

Invesco Premier Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	44.2%
8-30	1.8
31-60	9.2
61-90	14.3
91-180	15.7
181+	14.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2021

(Unaudited)

Invesco Premier
Portfolio

Assets:
Investments in securities, at value	$1,174,624,362

Repurchase agreements, at value and cost	395,722,295

Cash	744,488

Receivable for:
Fund shares sold	23,054

Interest	205,615

Total assets	1,571,319,814

Liabilities:
Payable for:
Investments purchased	740,040

Fund shares reacquired	154,814

Dividends	63,279

Accrued fees to affiliates	473,106

Total liabilities	1,431,239

Net assets applicable to shares outstanding	$1,569,888,575

Net assets consist of:
Shares of beneficial interest	$1,569,456,388

Distributable earnings	432,187

$1,569,888,575

Net Assets:
Investor Class	$63,651,623

Institutional Class	$1,495,883,009

Private Investment Class	$262,060

Personal Investment Class	$6,900,935

Reserve Class	$10,291

Resource Class	$3,180,657

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	63,634,172

Institutional Class	1,495,473,640

Private Investment Class	261,988

Personal Investment Class	6,899,047

Reserve Class	10,289

Resource Class	3,179,787

Net asset value, offering and redemption price per share for each class	$1.00

Cost of Investments	$1,570,346,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2021

(Unaudited)

Invesco Premier
Portfolio

Investment income:
Interest	$2,316,762

Expenses:
Advisory fees	2,033,893

Distribution fees:
Private Investment Class	519

Personal Investment Class	20,097

Reserve Class	44

Resource Class	2,534

Total expenses	2,057,087

Less: Fees waived	(587,530)

Net expenses	1,469,557

Net investment income	847,205

Net realized gain from unaffiliated investment securities	1,596

Net increase in net assets resulting from operations	$ 848,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Premier Portfolio
	February 28, 2021	August 31, 2020

Operations:
Net investment income	$847,205	$21,266,605

Net realized gain	1,596	12,246

Net increase in net assets resulting from operations	848,801	21,278,851

Distributions to shareholders from distributable earnings:
Investor Class	(42,029)	(1,199,697)

Institutional Class	(804,625)	(19,924,976)

Private Investment Class	(18)	(10,255)

Personal Investment Class	(370)	(94,062)

Reserve Class	(2)	(57)

Resource Class	(161)	(37,558)

Total distributions from distributable earnings	(847,205)	(21,266,605)

Share transactions-net:
Investor Class	(30,264,128)	33,573,140

Institutional Class	(63,747,304)	(107,566,727)

Private Investment Class	(99,984)	(637,558)

Personal Investment Class	(1,299,531)	(5,569,447)

Reserve Class	-	67

Resource Class	(49,838)	(66,702)

Net increase (decrease) in net assets resulting from share transactions	(95,460,785)	(80,267,227)

Net increase (decrease) in net assets	(95,459,189)	(80,254,981)

Net assets:
Beginning of period	1,665,347,764	1,745,602,745

End of period	$1,569,888,575	$1,665,347,764

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/21	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.01%	$3,181	0.27	%(c)	0.41	%(c)	0.01	%(c)
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	1.05	3,230	0.34		0.41		1.06
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.20	3,297	0.34		0.41		2.21
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.45	6,699	0.34		0.41		1.47
Year ended 08/31/17(d)	1.00	0.01	0.00	0.01	(0.01)	1.00	0.70	10	0.34		0.41		0.47

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,194.
(d)	Commencement date of September 1, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

K.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2021, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 28, 2021, the Adviser waived advisory fees of $569,491.

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2021 were $354, $16,606, $41 and $1,038 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class, respectively.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2021, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2021, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2021, the Fund engaged in securities purchases of $101,225,219 and securities sales of $130,612,820, which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 6–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2020.

NOTE 8–Share Information

Invesco Premier Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2021(a)		August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Investor Class	37,779,432	$37,779,432	251,424,086	$251,424,086

Institutional Class	777,080,996	777,080,996	2,517,616,797	2,517,616,797

Private Investment Class	-	-	551,503	551,503

Personal Investment Class	2,200,017	2,200,017	1,764,667	1,764,667

Reserve Class	-	-	10	10

Resource Class	-	-	605,740	605,740

Issued as reinvestment of dividends:
Investor Class	37,737	37,737	1,014,103	1,014,103

Institutional Class	804,625	804,625	19,924,976	19,924,976

Private Investment Class	16	16	10,255	10,255

Personal Investment Class	370	370	94,062	94,062

Reserve Class	-	-	57	57

Resource Class	161	161	37,558	37,558

Reacquired:
Investor Class	(68,081,297)	(68,081,297)	(218,865,049)	(218,865,049)

Institutional Class	(841,632,925)	(841,632,925)	(2,645,108,500)	(2,645,108,500)

Private Investment Class	(100,000)	(100,000)	(1,199,316)	(1,199,316)

Personal Investment Class	(3,499,918)	(3,499,918)	(7,428,176)	(7,428,176)

Resource Class	(49,999)	(49,999)	(710,000)	(710,000)

Net increase (decrease) in share activity	(95,460,785)	$(95,460,785)	(80,267,227)	$(80,267,227)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Resource Class	(09/01/20)	(02/28/21)[1]	Period[2]	(02/28/21)	Period[2]	Ratio
Invesco Premier Portfolio	$1,000.00	$1,000.10	$1.34	$1,023.46	$1.35	0.27%

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-4

Semiannual Report to Shareholders	February 28, 2021
Private Investment Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

2	Fund Data
3	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2021, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Private Investment Class data as of 2/28/21
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier	32 - 44 days	34 days	71 days	$262.1 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-46.55%(a)
Asset-Backed Securities - Fully Supported-3.18%
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.26%	05/07/2021	$50,000	$ 49,975,806

Asset-Backed Securities - Fully Supported Bank-11.15%
Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.18%	04/13/2021	25,000	25,000,000
Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.19%	05/05/2021	25,000	25,000,000
Bedford Row Funding Corp. (CEP - Royal Bank of Canada), (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	0.33%	12/02/2021	35,000	35,000,000
Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(b)	0.39%	06/14/2021	25,000	24,971,562
Crown Point Capital Co. LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	0.32%	09/07/2021	15,000	15,000,000
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.25%	04/01/2021	15,000	14,996,771
Versailles Commercial Paper LLC (CEP - Natixis S.A.), (1 mo. USD LIBOR + 0.10%)(b)(c)(d)	0.22%	04/07/2021	10,000	10,000,000
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.18%	05/05/2021	25,000	24,991,875
				174,960,208

Diversified Banks-29.36%
Agricultural Bank of China Ltd.(b)(c)	0.35%	03/08/2021	15,000	14,998,979
Agricultural Bank of China Ltd.(b)(c)	0.25%	05/20/2021	25,000	24,986,111
ANZ New Zealand (Int’l) Ltd. (3 mo. USD LIBOR + 0.09%) (United Kingdom)(b)(c)(d)	0.31%	07/23/2021	45,000	45,000,000
Bank of China Ltd.(c)	0.35%	03/03/2021	10,000	9,999,806
Barclays Bank PLC(b)(c)	0.22%	05/07/2021	25,000	24,989,764
Barclays U.S. CCP Funding LLC (Multi - CEP’s)(b)(c)	0.21%	06/08/2021	20,000	19,988,450
Barclays U.S. CCP Funding LLC (United Kingdom)(b)(c)	0.28%	04/12/2021	10,000	9,996,733
BNG Bank N.V. (Netherlands)(b)(c)	0.07%	03/02/2021	50,000	49,999,903
Dexia Credit Local S.A. (France)(b)(c)	0.17%	04/26/2021	10,000	9,997,356
Dexia Credit Local S.A. (France)(b)(c)	0.25%	06/08/2021	25,000	24,982,812
Industrial & Commercial Bank of China Ltd.(b)(c)	0.35%	03/02/2021	25,000	24,999,757
Industrial & Commercial Bank of China Ltd.(b)(c)	0.35%	03/03/2021	10,000	9,999,806
Industrial & Commercial Bank of China Ltd.(b)(c)	0.28%	04/23/2021	15,000	14,993,817
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	0.20%	08/10/2021	16,000	15,985,960
NRW Bank (Germany)(b)(c)	0.08%	03/08/2021	13,000	12,999,798
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	0.23%	05/03/2021	10,000	9,995,975
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	0.28%	06/22/2021	30,000	29,973,633
Royal Bank of Canada (3 mo. USD LIBOR + 0.04%)(c)(d)	0.28%	10/01/2021	15,000	15,000,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.15%) (Sweden)(b)(c)(d)	0.62%	05/06/2021	15,000	15,000,267
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.35%	07/01/2021	20,000	20,001,393
Toronto-Dominion Bank (The) (Canada)(b)(c)	0.07%	03/05/2021	10,000	9,999,922
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.31%	07/20/2021	10,000	10,000,000
United Overseas Bank Ltd. (Singapore)(b)(c)	0.27%	09/28/2021	25,000	24,960,438
Westpac Banking Corp. (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	0.32%	05/27/2021	12,000	11,999,757
				460,850,437

Diversified Capital Markets-1.59%
UBS AG (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	0.31%	10/04/2021	25,000	25,000,000

Investment Banking & Brokerage-1.27%
Goldman Sachs International(b)	0.17%	07/07/2021	20,000	19,987,911
Total Commercial Paper (Cost $730,774,362)				730,774,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit-24.71%
Agricultural Bank of China Ltd.(c)	0.25%	05/26/2021	$15,000	$ 15,000,000
Bank of Nova Scotia (3 mo. USD LIBOR + 0.05%)(c)(d)	0.24%	11/09/2021	30,000	30,000,000
Canadian Imperial Bank of Commerce(c)	0.07%	03/05/2021	20,000	20,000,000
China Construction Bank Corp.(c)	0.30%	04/19/2021	25,000	25,000,000
China Construction Bank Corp.(c)	0.25%	05/21/2021	25,000	25,000,000
DNB Bank ASA(c)	0.07%	03/01/2021	78,000	78,000,000
KBC Bank N.V.(c)	0.07%	03/05/2021	25,000	25,000,000
MUFG Bank Ltd.(c)	0.24%	03/30/2021	10,000	10,000,000
Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.17%)(c)(d)	0.23%	10/07/2021	10,000	10,000,000
Rabobank Nederland(c)	0.07%	03/01/2021	75,000	75,000,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(c)(d)	0.33%	06/16/2021	10,000	10,000,000
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.07%) (Canada)(c)(d)	0.30%	10/08/2021	25,000	25,000,000
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.00%)(c)(d)	0.18%	12/03/2021	15,000	15,000,000
Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(c)(d)	0.35%	07/08/2021	25,000	25,000,000
Total Certificates of Deposit (Cost $388,000,000)				388,000,000

Variable Rate Demand Notes-3.56%(e)
Credit Enhanced-3.56%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(f)	0.05%	05/01/2036	545	545,000
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(f)	0.04%	06/01/2037	1,450	1,450,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(f)	0.04%	02/15/2042	4,105	4,105,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC - FHLB of Indianapolis)(f)(g)	0.12%	12/01/2039	100	100,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(c)(f)	0.08%	06/01/2035	3,755	3,755,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.16%	04/01/2047	3,900	3,900,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.16%	04/01/2047	20,900	20,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.15%	05/01/2037	11,500	11,500,000
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(c)(f)	0.08%	07/01/2040	5,415	5,415,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)	0.03%	11/01/2035	1,490	1,490,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(f)	0.03%	03/01/2031	860	860,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(f)	0.02%	07/01/2037	1,190	1,190,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(f)	0.03%	11/01/2047	640	640,000
Total Variable Rate Demand Notes (Cost $55,850,000)				55,850,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-74.82% (Cost $1,174,624,362)				1,174,624,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Repurchase Agreements-25.21%(h)
BMO Capital Markets Corp., joint agreement dated 02/26/2021, aggregate maturing value of $75,001,250 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,832,247; 0.00% - 8.00%; 05/26/2021 - 01/20/2071)	0.20%	03/01/2021	$10,000,167	$10,000,000
BMO Capital Markets Corp., joint term agreement dated 02/23/2021, aggregate maturing value of $100,003,889 (collateralized by U.S. government sponsored agency obligations, domestic agency and non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $106,785,867; 0.00% - 11.50%; 07/12/2021 - 02/15/2078)(i)	0.20%	03/02/2021	20,000,778	20,000,000
BMO Capital Markets Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,215 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $26,149,368; 0.00% - 7.75%; 08/05/2021 - 03/25/2051)(i)	0.25%	03/03/2021	7,000,340	7,000,000
Citigroup Global Markets, Inc., joint open agreement dated 01/22/2021 (collateralized by domestic and foreign corporate obligations valued at $203,500,001; 2.75% - 9.25%; 06/15/2021 - 02/01/2061)(j)	0.61%	-	-	7,000,000
Citigroup Global Markets, Inc., joint open agreement dated 03/17/2020 (collateralized by a domestic non-agency mortgage-backed security and domestic and foreign corporate obligations valued at $288,732,658; 0.00% - 30.00%; 03/10/2021 - 06/05/2115)(j)	0.67%	-	-	38,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $1,200,001,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,007; 0.13% - 3.88%; 02/28/2021 - 02/15/2051)	0.01%	03/01/2021	27,222,318	27,222,295
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2021, aggregate maturing value of $410,014,350 (collateralized by a domestic non-agency asset-backed security, U.S. Treasury obligations, domestic commercial paper, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $428,838,244; 0.75% - 7.38%; 05/04/2021 - 06/25/2065)(c)(i)	0.18%	03/02/2021	60,002,100	60,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,069 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 40.00%; 03/08/2024 - 01/25/2065)(c)(i)	0.22%	03/03/2021	15,000,642	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $50,002,236 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $54,983,384; 0.00% - 83.62%; 04/15/2021 - 05/25/2065)(c)(i)	0.23%	03/03/2021	10,000,447	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $60,002,333 (collateralized by domestic agency and non-agency asset-backed securities, a domestic corporate obligation and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.45% - 4.53%; 11/15/2022 - 12/25/2059)(c)(i)	0.20%	03/03/2021	10,000,389	10,000,000
ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $25,000,521 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $26,186,884; 2.25% - 7.63%; 03/15/2022 - 08/20/2049)(c)	0.25%	03/01/2021	10,000,208	10,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $31,500,194; 0.00% - 7.78%; 05/13/2026 - 09/25/2064)(j)	0.54%	-	-	15,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic and foreign corporate obligations valued at $110,000,001; 0.00% - 12.00%; 06/04/2021 - 05/01/2034(j)	0.37%	-	-	35,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by domestic corporate obligations valued at $52,500,001; 1.49% - 7.43%; 01/15/2026 - 01/15/2046)(c)(j)	0.20%	-	-	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Mizuho Securities (USA) LLC, joint open agreement dated 01/06/2021 (collateralized by domestic and foreign equity securities valued at $52,500,175; 0.00%)(c)(j)	0.22%	-	$-	$5,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/26/2021 (collateralized by domestic and foreign equity securities valued at $52,500,096; 0.00%)(c)(j)	0.22%	-	-	20,000,000
RBC Capital Markets LLC, joint agreement dated 02/26/2021, aggregate maturing value of $100,001,667 (collateralized by domestic and foreign corporate obligations valued at $105,000,002; 0.34% - 6.60%; 03/08/2021 - 03/15/2077)	0.20%	03/01/2021	25,000,417	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,804,416; 0.88% - 11.88%; 06/27/2022 -03/11/2061)(c)(j)	0.18%	-	-	35,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $63,676,886; 0.00% -13.00%; 03/15/2021 - 07/15/2080)(c)(j)	0.25%	-	-	28,000,000
Total Repurchase Agreements (Cost $395,722,295)				395,722,295
TOTAL INVESTMENTS IN SECURITIES(k)(l) -100.03% (Cost $1,570,346,657)				1,570,346,657
OTHER ASSETS LESS LIABILITIES-(0.03)%				(458,082)
NET ASSETS-100.00%				$1,569,888,575

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
FHLMC	-Federal Home Loan Mortgage Corp.
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $690,585,910, which represented 43.99% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 14.2%; Netherlands: 13.0%; China: 10.5%; Canada: 10.2%; Japan: 5.0%; Norway: 5.0%; other countries less than 5% each: 26.1%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security subject to the alternative minimum tax.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	44.2%
8-30	1.8
31-60	9.2
61-90	14.3
91-180	15.7
181+	14.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2021

(Unaudited)

Invesco Premier Portfolio
Assets:
Investments in securities, at value	$1,174,624,362
Repurchase agreements, at value and cost	395,722,295
Cash	744,488
Receivable for:
Fund shares sold	23,054
Interest	205,615
Total assets	1,571,319,814

Liabilities:
Payable for:
Investments purchased	740,040
Fund shares reacquired	154,814
Dividends	63,279
Accrued fees to affiliates	473,106
Total liabilities	1,431,239
Net assets applicable to shares outstanding	$1,569,888,575

Net assets consist of:
Shares of beneficial interest	$1,569,456,388
Distributable earnings	432,187
$1,569,888,575

Net Assets:
Investor Class	$63,651,623
Institutional Class	$1,495,883,009
Private Investment Class	$262,060
Personal Investment Class	$6,900,935
Reserve Class	$10,291
Resource Class	$3,180,657

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	63,634,172
Institutional Class	1,495,473,640
Private Investment Class	261,988
Personal Investment Class	6,899,047
Reserve Class	10,289
Resource Class	3,179,787
Net asset value, offering and redemption price per share for each class	$1.00
Cost of Investments	$1,570,346,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2021

(Unaudited)

Invesco Premier Portfolio

Investment income:
Interest	$2,316,762

Expenses:
Advisory fees	2,033,893

Distribution fees:
Private Investment Class	519

Personal Investment Class	20,097

Reserve Class	44

Resource Class	2,534

Total expenses	2,057,087

Less: Fees waived	(587,530)

Net expenses	1,469,557

Net investment income	847,205

Net realized gain from unaffiliated investment securities	1,596

Net increase in net assets resulting from operations	$848,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Premier Portfolio
	February 28, 2021	August 31, 2020

Operations:
Net investment income	$847,205	$21,266,605

Net realized gain	1,596	12,246

Net increase in net assets resulting from operations	848,801	21,278,851

Distributions to shareholders from distributable earnings:
Investor Class	(42,029)	(1,199,697)

Institutional Class	(804,625)	(19,924,976)

Private Investment Class	(18)	(10,255)

Personal Investment Class	(370)	(94,062)

Reserve Class	(2)	(57)

Resource Class	(161)	(37,558)

Total distributions from distributable earnings	(847,205)	(21,266,605)

Share transactions-net:
Investor Class	(30,264,128)	33,573,140

Institutional Class	(63,747,304)	(107,566,727)

Private Investment Class	(99,984)	(637,558)

Personal Investment Class	(1,299,531)	(5,569,447)

Reserve Class	-	67

Resource Class	(49,838)	(66,702)

Net increase (decrease) in net assets resulting from share transactions	(95,460,785)	(80,267,227)

Net increase (decrease) in net assets	(95,459,189)	(80,254,981)

Net assets:
Beginning of period	1,665,347,764	1,745,602,745

End of period	$1,569,888,575	$1,665,347,764

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Private Investment Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/21	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.01%	$ 262	0.28	%(c)	0.55	%(c)	0.00	%(c)
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.93	362	0.47		0.55		0.93
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.06	1,000	0.48		0.55		2.07
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.30	5,699	0.48		0.55		1.33
Year ended 08/31/17(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.55	10	0.48		0.55		0.33

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $349.
(d)	Commencement date of September 1, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

K.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2021, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 28, 2021, the Adviser waived advisory fees of $569,491.

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2021 were $354, $16,606, $41 and $1,038 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class, respectively.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2021, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2021, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2021, the Fund engaged in securities purchases of $101,225,219 and securities sales of $130,612,820, which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 6–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have any capital loss carryforward as of August 31, 2020.

NOTE 8–Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Investor Class	37,779,432	$37,779,432	251,424,086	$ 251,424,086
Institutional Class	777,080,996	777,080,996	2,517,616,797	2,517,616,797
Private Investment Class	-	-	551,503	551,503
Personal Investment Class	2,200,017	2,200,017	1,764,667	1,764,667
Reserve Class	-	-	10	10
Resource Class	-	-	605,740	605,740

Issued as reinvestment of dividends:
Investor Class	37,737	37,737	1,014,103	1,014,103
Institutional Class	804,625	804,625	19,924,976	19,924,976
Private Investment Class	16	16	10,255	10,255
Personal Investment Class	370	370	94,062	94,062
Reserve Class	-	-	57	57
Resource Class	161	161	37,558	37,558

Reacquired:
Investor Class	(68,081,297)	(68,081,297)	(218,865,049)	(218,865,049)
Institutional Class	(841,632,925)	(841,632,925)	(2,645,108,500)	(2,645,108,500)
Private Investment Class	(100,000)	(100,000)	(1,199,316)	(1,199,316)
Personal Investment Class	(3,499,918)	(3,499,918)	(7,428,176)	(7,428,176)
Resource Class	(49,999)	(49,999)	(710,000)	(710,000)
Net increase (decrease) in share activity	(95,460,785)	$(95,460,785)	(80,267,227)	$ (80,267,227)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

    The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Private Investment Class	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Premier Portfolio	$1,000.00	$1,000.10	$1.39	$1,023.41	$1.40	0.28%

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-5

Semiannual Report to Shareholders	February 28, 2021

Personal Investment Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Invesco Premier Portfolio

2	Fund Data
3	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2021, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Personal Investment Class data as of 2/28/21
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier	32 - 44 days	34 days	71 days	$6.9 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-46.55%(a)

Asset-Backed Securities - Fully Supported-3.18%

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.26%	05/07/2021	$50,000	$49,975,806

Asset-Backed Securities - Fully Supported Bank-11.15%

Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.18%	04/13/2021	25,000	25,000,000
Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.19%	05/05/2021	25,000	25,000,000
Bedford Row Funding Corp. (CEP - Royal Bank of Canada), (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	0.33%	12/02/2021	35,000	35,000,000
Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(b)	0.39%	06/14/2021	25,000	24,971,562
Crown Point Capital Co. LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	0.32%	09/07/2021	15,000	15,000,000
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.25%	04/01/2021	15,000	14,996,771
Versailles Commercial Paper LLC (CEP - Natixis S.A.), (1 mo. USD LIBOR + 0.10%)(b)(c)(d)	0.22%	04/07/2021	10,000	10,000,000
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.18%	05/05/2021	25,000	24,991,875
				174,960,208

Diversified Banks-29.36%
Agricultural Bank of China Ltd.(b)(c)	0.35%	03/08/2021	15,000	14,998,979
Agricultural Bank of China Ltd.(b)(c)	0.25%	05/20/2021	25,000	24,986,111
ANZ New Zealand (Int’l) Ltd. (3 mo. USD LIBOR + 0.09%) (United Kingdom)(b)(c)(d)	0.31%	07/23/2021	45,000	45,000,000
Bank of China Ltd.(c)	0.35%	03/03/2021	10,000	9,999,806
Barclays Bank PLC(b)(c)	0.22%	05/07/2021	25,000	24,989,764
Barclays U.S. CCP Funding LLC (Multi - CEP’s)(b)(c)	0.21%	06/08/2021	20,000	19,988,450
Barclays U.S. CCP Funding LLC (United Kingdom)(b)(c)	0.28%	04/12/2021	10,000	9,996,733
BNG Bank N.V. (Netherlands)(b)(c)	0.07%	03/02/2021	50,000	49,999,903
Dexia Credit Local S.A. (France)(b)(c)	0.17%	04/26/2021	10,000	9,997,356
Dexia Credit Local S.A. (France)(b)(c)	0.25%	06/08/2021	25,000	24,982,812
Industrial & Commercial Bank of China Ltd.(b)(c)	0.35%	03/02/2021	25,000	24,999,757
Industrial & Commercial Bank of China Ltd.(b)(c)	0.35%	03/03/2021	10,000	9,999,806
Industrial & Commercial Bank of China Ltd.(b)(c)	0.28%	04/23/2021	15,000	14,993,817
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	0.20%	08/10/2021	16,000	15,985,960
NRW Bank (Germany)(b)(c)	0.08%	03/08/2021	13,000	12,999,798
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	0.23%	05/03/2021	10,000	9,995,975
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	0.28%	06/22/2021	30,000	29,973,633
Royal Bank of Canada (3 mo. USD LIBOR + 0.04%)(c)(d)	0.28%	10/01/2021	15,000	15,000,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.15%) (Sweden)(b)(c)(d)	0.62%	05/06/2021	15,000	15,000,267
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.35%	07/01/2021	20,000	20,001,393
Toronto-Dominion Bank (The) (Canada)(b)(c)	0.07%	03/05/2021	10,000	9,999,922
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.31%	07/20/2021	10,000	10,000,000
United Overseas Bank Ltd. (Singapore)(b)(c)	0.27%	09/28/2021	25,000	24,960,438
Westpac Banking Corp. (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	0.32%	05/27/2021	12,000	11,999,757
				460,850,437

Diversified Capital Markets-1.59%
UBS AG (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	0.31%	10/04/2021	25,000	25,000,000

Investment Banking & Brokerage-1.27%
Goldman Sachs International(b)	0.17%	07/07/2021	20,000	19,987,911
Total Commercial Paper (Cost $730,774,362)				730,774,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit-24.71%

Agricultural Bank of China Ltd.(c)	0.25%	05/26/2021	$15,000	$15,000,000
Bank of Nova Scotia (3 mo. USD LIBOR + 0.05%)(c)(d)	0.24%	11/09/2021	30,000	30,000,000
Canadian Imperial Bank of Commerce(c)	0.07%	03/05/2021	20,000	20,000,000
China Construction Bank Corp.(c)	0.30%	04/19/2021	25,000	25,000,000
China Construction Bank Corp.(c)	0.25%	05/21/2021	25,000	25,000,000
DNB Bank ASA(c)	0.07%	03/01/2021	78,000	78,000,000
KBC Bank N.V.(c)	0.07%	03/05/2021	25,000	25,000,000
MUFG Bank Ltd.(c)	0.24%	03/30/2021	10,000	10,000,000
Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.17%)(c)(d)	0.23%	10/07/2021	10,000	10,000,000
Rabobank Nederland(c)	0.07%	03/01/2021	75,000	75,000,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(c)(d)	0.33%	06/16/2021	10,000	10,000,000
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.07%) (Canada)(c)(d)	0.30%	10/08/2021	25,000	25,000,000
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.00%)(c)(d)	0.18%	12/03/2021	15,000	15,000,000
Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(c)(d)	0.35%	07/08/2021	25,000	25,000,000
Total Certificates of Deposit (Cost $388,000,000)				388,000,000

Variable Rate Demand Notes-3.56%(e)

Credit Enhanced-3.56%

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(f)	0.05%	05/01/2036	545	545,000
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(f)	0.04%	06/01/2037	1,450	1,450,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(f)	0.04%	02/15/2042	4,105	4,105,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC - FHLB of Indianapolis)(f)(g)	0.12%	12/01/2039	100	100,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(c)(f)	0.08%	06/01/2035	3,755	3,755,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.16%	04/01/2047	3,900	3,900,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.16%	04/01/2047	20,900	20,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.15%	05/01/2037	11,500	11,500,000
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(c)(f)	0.08%	07/01/2040	5,415	5,415,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)	0.03%	11/01/2035	1,490	1,490,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(f)	0.03%	03/01/2031	860	860,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(f)	0.02%	07/01/2037	1,190	1,190,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(f)	0.03%	11/01/2047	640	640,000
Total Variable Rate Demand Notes (Cost $55,850,000)				55,850,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-74.82% (Cost $1,174,624,362)				1,174,624,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-25.21%(h)
BMO Capital Markets Corp., joint agreement dated 02/26/2021, aggregate maturing value of $75,001,250 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,832,247; 0.00% - 8.00%; 05/26/2021 - 01/20/2071)	0.20%	03/01/2021	$10,000,167	$10,000,000
BMO Capital Markets Corp., joint term agreement dated 02/23/2021, aggregate maturing value of $100,003,889 (collateralized by U.S. government sponsored agency obligations, domestic agency and non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $106,785,867; 0.00% - 11.50%; 07/12/2021 - 02/15/2078)(i)	0.20%	03/02/2021	20,000,778	20,000,000
BMO Capital Markets Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,215 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $26,149,368; 0.00% - 7.75%; 08/05/2021 - 03/25/2051)(i)	0.25%	03/03/2021	7,000,340	7,000,000
Citigroup Global Markets, Inc., joint open agreement dated 01/22/2021 (collateralized by domestic and foreign corporate obligations valued at $203,500,001; 2.75% - 9.25%; 06/15/2021 - 02/01/2061)(j)	0.61%	-	-	7,000,000
Citigroup Global Markets, Inc., joint open agreement dated 03/17/2020 (collateralized by a domestic non-agency mortgage-backed security and domestic and foreign corporate obligations valued at $288,732,658; 0.00% - 30.00%; 03/10/2021 - 06/05/2115)(j)	0.67%	-	-	38,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $1,200,001,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,007; 0.13% - 3.88%; 02/28/2021 - 02/15/2051)	0.01%	03/01/2021	27,222,318	27,222,295
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2021, aggregate maturing value of $410,014,350 (collateralized by a domestic non-agency asset-backed security, U.S. Treasury obligations, domestic commercial paper, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $428,838,244; 0.75% - 7.38%; 05/04/2021 - 06/25/2065)(c)(i)	0.18%	03/02/2021	60,002,100	60,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,069 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 40.00%; 03/08/2024 - 01/25/2065)(c)(i)	0.22%	03/03/2021	15,000,642	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $50,002,236 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $54,983,384; 0.00% - 83.62%; 04/15/2021 - 05/25/2065)(c)(i)	0.23%	03/03/2021	10,000,447	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $60,002,333 (collateralized by domestic agency and non-agency asset-backed securities, a domestic corporate obligation and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.45% - 4.53%; 11/15/2022 - 12/25/2059)(c)(i)	0.20%	03/03/2021	10,000,389	10,000,000
ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $25,000,521 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $26,186,884; 2.25% - 7.63%; 03/15/2022 - 08/20/2049)(c)	0.25%	03/01/2021	10,000,208	10,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $31,500,194; 0.00% - 7.78%; 05/13/2026 -09/25/2064)(j)	0.54%	-	-	15,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic and foreign corporate obligations valued at $110,000,001; 0.00% - 12.00%; 06/04/2021 - 05/01/2034(j)	0.37%	-	-	35,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by domestic corporate obligations valued at $52,500,001; 1.49% - 7.43%; 01/15/2026 - 01/15/2046)(c)(j)	0.20%	-	-	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Mizuho Securities (USA) LLC, joint open agreement dated 01/06/2021 (collateralized by domestic and foreign equity securities valued at $52,500,175; 0.00%)(c)(j)	0.22%	-	$-	$5,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/26/2021 (collateralized by domestic and foreign equity securities valued at $52,500,096; 0.00%)(c)(j)	0.22%	-	-	20,000,000
RBC Capital Markets LLC, joint agreement dated 02/26/2021, aggregate maturing value of $100,001,667 (collateralized by domestic and foreign corporate obligations valued at $105,000,002; 0.34% - 6.60%; 03/08/2021 - 03/15/2077)	0.20%	03/01/2021	25,000,417	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,804,416; 0.88% - 11.88%; 06/27/2022 - 03/11/2061)(c)(j)	0.18%	-	-	35,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $63,676,886; 0.00% - 13.00%; 03/15/2021 - 07/15/2080)(c)(j)	0.25%	-	-	28,000,000
Total Repurchase Agreements (Cost $395,722,295)				395,722,295
TOTAL INVESTMENTS IN SECURITIES(k)(l) -100.03% (Cost $1,570,346,657)				1,570,346,657
OTHER ASSETS LESS LIABILITIES-(0.03)%				(458,082)
NET ASSETS-100.00%				$1,569,888,575

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
FHLMC	-Federal Home Loan Mortgage Corp.
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $690,585,910, which represented 43.99% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 14.2%; Netherlands: 13.0%; China: 10.5%; Canada: 10.2%; Japan: 5.0%; Norway: 5.0%; other countries less than 5% each: 26.1%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security subject to the alternative minimum tax.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	44.2%
8-30	1.8
31-60	9.2
61-90	14.3
91-180	15.7
181+	14.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2021

(Unaudited)

Invesco Premier
Portfolio

Assets:
Investments in securities, at value	$1,174,624,362

Repurchase agreements, at value and cost	395,722,295

Cash	744,488

Receivable for:
Fund shares sold	23,054

Interest	205,615

Total assets	1,571,319,814

Liabilities:
Payable for:
Investments purchased	740,040

Fund shares reacquired	154,814

Dividends	63,279

Accrued fees to affiliates	473,106

Total liabilities	1,431,239

Net assets applicable to shares outstanding	$1,569,888,575

Net assets consist of:
Shares of beneficial interest	$1,569,456,388

Distributable earnings	432,187

$1,569,888,575

Net Assets:
Investor Class	$63,651,623

Institutional Class	$1,495,883,009

Private Investment Class	$262,060

Personal Investment Class	$6,900,935

Reserve Class	$10,291

Resource Class	$3,180,657

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	63,634,172

Institutional Class	1,495,473,640

Private Investment Class	261,988

Personal Investment Class	6,899,047

Reserve Class	10,289

Resource Class	3,179,787

Net asset value, offering and redemption price per share for each class	$1.00

Cost of Investments	$1,570,346,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2021

(Unaudited)

Invesco Premier
Portfolio

Investment income:
Interest	$2,316,762

Expenses:
Advisory fees	2,033,893

Distribution fees:
Private Investment Class	519

Personal Investment Class	20,097

Reserve Class	44

Resource Class	2,534

Total expenses	2,057,087

Less: Fees waived	(587,530)

Net expenses	1,469,557

Net investment income	847,205

Net realized gain from unaffiliated investment securities	1,596

Net increase in net assets resulting from operations	$848,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Premier Portfolio
	February 28, 2021	August 31, 2020

Operations:
Net investment income	$847,205	$21,266,605

Net realized gain	1,596	12,246

Net increase in net assets resulting from operations	848,801	21,278,851

Distributions to shareholders from distributable earnings:

Investor Class	(42,029)	(1,199,697)

Institutional Class	(804,625)	(19,924,976)

Private Investment Class	(18)	(10,255)

Personal Investment Class	(370)	(94,062)

Reserve Class	(2)	(57)

Resource Class	(161)	(37,558)

Total distributions from distributable earnings	(847,205)	(21,266,605)

Share transactions-net:

Investor Class	(30,264,128)	33,573,140

Institutional Class	(63,747,304)	(107,566,727)

Private Investment Class	(99,984)	(637,558)

Personal Investment Class	(1,299,531)	(5,569,447)

Reserve Class	-	67

Resource Class	(49,838)	(66,702)

Net increase (decrease) in net assets resulting from share transactions	(95,460,785)	(80,267,227)

Net increase (decrease) in net assets	(95,459,189)	(80,254,981)

Net assets:

Beginning of period	1,665,347,764	1,745,602,745

End of period	$1,569,888,575	$1,665,347,764

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Personal Investment Class

									Ratio of		Ratio of
									expenses		expenses
									to average		to average net		Ratio of net
	Net asset				Dividends				net assets		assets without		investment
	value,	Net		Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	Net gains	investment	investment	value, end	Total	end of period	and/or expense		and/or expense		to average
	of period	income(a)	on securities	operations	income	of period	return(b)	(000’s omitted)	reimbursements		reimbursements		net assets
Invesco Premier Portfolio
Six months ended 02/28/21	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.01%	$ 6,901	0.28	%(c)	0.80	%(c)	0.00	%(c)
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.74	8,201	0.65		0.80		0.75
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.81	13,771	0.73		0.80		1.82
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.05	10	0.73		0.80		1.08
Year ended 08/31/17(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.35	10	0.68		0.80		0.13

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $7,368.
(d)	Commencement date of September 1, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk – The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

K.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2021, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 28, 2021, the Adviser waived advisory fees of $569,491.

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2021 were $354, $16,606, $41 and $1,038 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class, respectively.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2021, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2021, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2021, the Fund engaged in securities purchases of $101,225,219 and securities sales of $130,612,820, which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 6–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2020.

NOTE 8–Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:

Investor Class	37,779,432	$37,779,432	251,424,086	$251,424,086
Institutional Class	777,080,996	777,080,996	2,517,616,797	2,517,616,797
Private Investment Class	-	-	551,503	551,503
Personal Investment Class	2,200,017	2,200,017	1,764,667	1,764,667
Reserve Class	-	-	10	10
Resource Class	-	-	605,740	605,740

Issued as reinvestment of dividends:

Investor Class	37,737	37,737	1,014,103	1,014,103
Institutional Class	804,625	804,625	19,924,976	19,924,976
Private Investment Class	16	16	10,255	10,255
Personal Investment Class	370	370	94,062	94,062
Reserve Class	-	-	57	57
Resource Class	161	161	37,558	37,558

Reacquired:

Investor Class	(68,081,297)	(68,081,297)	(218,865,049)	(218,865,049)
Institutional Class	(841,632,925)	(841,632,925)	(2,645,108,500)	(2,645,108,500)
Private Investment Class	(100,000)	(100,000)	(1,199,316)	(1,199,316)
Personal Investment Class	(3,499,918)	(3,499,918)	(7,428,176)	(7,428,176)
Resource Class	(49,999)	(49,999)	(710,000)	(710,000)
Net increase (decrease) in share activity	(95,460,785)	$(95,460,785)	(80,267,227)	$(80,267,227)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Personal Investment Class	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Premier Portfolio	$1,000.00	$1,000.10	$1.39	$1,023.41	$1.40	0.28%

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-6

Semiannual Report to Shareholders	February 28, 2021

Reserve Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Invesco Premier Portfolio

2	Fund Data
3	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2021, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Reserve Class data as of 2/28/21
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier	32 - 44 days	34 days	71 days	$10.3 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2021

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-46.55%(a)

Asset-Backed Securities - Fully Supported-3.18%
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.26%	05/07/2021	$50,000	$ 49,975,806

Asset-Backed Securities - Fully Supported Bank-11.15%

Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.18%	04/13/2021	25,000	25,000,000
Anglesea Funding LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.08%)(b)(c)(d)	0.19%	05/05/2021	25,000	25,000,000
Bedford Row Funding Corp. (CEP - Royal Bank of Canada), (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	0.33%	12/02/2021	35,000	35,000,000
Concord Minutemen Capital Co. LLC (CEP - Goldman Sachs International)(b)	0.39%	06/14/2021	25,000	24,971,562
Crown Point Capital Co. LLC (Multi - CEP’s), (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	0.32%	09/07/2021	15,000	15,000,000
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.25%	04/01/2021	15,000	14,996,771
Versailles Commercial Paper LLC (CEP - Natixis S.A.), (1 mo. USD LIBOR + 0.10%)(b)(c)(d)	0.22%	04/07/2021	10,000	10,000,000
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(c)	0.18%	05/05/2021	25,000	24,991,875
				174,960,208

Diversified Banks-29.36%

Agricultural Bank of China Ltd.(b)(c)	0.35%	03/08/2021	15,000	14,998,979
Agricultural Bank of China Ltd.(b)(c)	0.25%	05/20/2021	25,000	24,986,111
ANZ New Zealand (Int’l) Ltd. (3 mo. USD LIBOR + 0.09%) (United Kingdom)(b)(c)(d)	0.31%	07/23/2021	45,000	45,000,000
Bank of China Ltd.(c)	0.35%	03/03/2021	10,000	9,999,806
Barclays Bank PLC(b)(c)	0.22%	05/07/2021	25,000	24,989,764
Barclays U.S. CCP Funding LLC (Multi - CEP’s)(b)(c)	0.21%	06/08/2021	20,000	19,988,450
Barclays U.S. CCP Funding LLC (United Kingdom)(b)(c)	0.28%	04/12/2021	10,000	9,996,733
BNG Bank N.V. (Netherlands)(b)(c)	0.07%	03/02/2021	50,000	49,999,903
Dexia Credit Local S.A. (France)(b)(c)	0.17%	04/26/2021	10,000	9,997,356
Dexia Credit Local S.A. (France)(b)(c)	0.25%	06/08/2021	25,000	24,982,812
Industrial & Commercial Bank of China Ltd.(b)(c)	0.35%	03/02/2021	25,000	24,999,757
Industrial & Commercial Bank of China Ltd.(b)(c)	0.35%	03/03/2021	10,000	9,999,806
Industrial & Commercial Bank of China Ltd.(b)(c)	0.28%	04/23/2021	15,000	14,993,817
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	0.20%	08/10/2021	16,000	15,985,960
NRW Bank (Germany)(b)(c)	0.08%	03/08/2021	13,000	12,999,798
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	0.23%	05/03/2021	10,000	9,995,975
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	0.28%	06/22/2021	30,000	29,973,633
Royal Bank of Canada (3 mo. USD LIBOR + 0.04%)(c)(d)	0.28%	10/01/2021	15,000	15,000,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.15%) (Sweden)(b)(c)(d)	0.62%	05/06/2021	15,000	15,000,267
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.35%	07/01/2021	20,000	20,001,393
Toronto-Dominion Bank (The) (Canada)(b)(c)	0.07%	03/05/2021	10,000	9,999,922
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.31%	07/20/2021	10,000	10,000,000
United Overseas Bank Ltd. (Singapore)(b)(c)	0.27%	09/28/2021	25,000	24,960,438
Westpac Banking Corp. (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	0.32%	05/27/2021	12,000	11,999,757
				460,850,437

Diversified Capital Markets-1.59%
UBS AG (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	0.31%	10/04/2021	25,000	25,000,000

Investment Banking & Brokerage-1.27%
Goldman Sachs International(b)	0.17%	07/07/2021	20,000	19,987,911
Total Commercial Paper (Cost $730,774,362)				730,774,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit-24.71%
Agricultural Bank of China Ltd.(c)	0.25%	05/26/2021	$15,000	$ 15,000,000
Bank of Nova Scotia (3 mo. USD LIBOR + 0.05%)(c)(d)	0.24%	11/09/2021	30,000	30,000,000
Canadian Imperial Bank of Commerce(c)	0.07%	03/05/2021	20,000	20,000,000
China Construction Bank Corp.(c)	0.30%	04/19/2021	25,000	25,000,000
China Construction Bank Corp.(c)	0.25%	05/21/2021	25,000	25,000,000
DNB Bank ASA(c)	0.07%	03/01/2021	78,000	78,000,000
KBC Bank N.V.(c)	0.07%	03/05/2021	25,000	25,000,000
MUFG Bank Ltd.(c)	0.24%	03/30/2021	10,000	10,000,000
Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.17%)(c)(d)	0.23%	10/07/2021	10,000	10,000,000
Rabobank Nederland(c)	0.07%	03/01/2021	75,000	75,000,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(c)(d)	0.33%	06/16/2021	10,000	10,000,000
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.07%) (Canada)(c)(d)	0.30%	10/08/2021	25,000	25,000,000
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.00%)(c)(d)	0.18%	12/03/2021	15,000	15,000,000
Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(c)(d)	0.35%	07/08/2021	25,000	25,000,000
Total Certificates of Deposit (Cost $388,000,000)				388,000,000

Variable Rate Demand Notes-3.56%(e)

Credit Enhanced-3.56%

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(f)	0.05%	05/01/2036	545	545,000
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(f)	0.04%	06/01/2037	1,450	1,450,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(f)	0.04%	02/15/2042	4,105	4,105,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC - FHLB of Indianapolis)(f)(g)	0.12%	12/01/2039	100	100,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(c)(f)	0.08%	06/01/2035	3,755	3,755,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.16%	04/01/2047	3,900	3,900,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.16%	04/01/2047	20,900	20,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.15%	05/01/2037	11,500	11,500,000
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(c)(f)	0.08%	07/01/2040	5,415	5,415,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)	0.03%	11/01/2035	1,490	1,490,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(f)	0.03%	03/01/2031	860	860,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(f)	0.02%	07/01/2037	1,190	1,190,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(f)	0.03%	11/01/2047	640	640,000
Total Variable Rate Demand Notes (Cost $55,850,000)				55,850,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-74.82% (Cost $1,174,624,362)				1,174,624,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements-25.21%(h)
BMO Capital Markets Corp., joint agreement dated 02/26/2021, aggregate maturing value of $75,001,250 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $77,832,247; 0.00% - 8.00%; 05/26/2021 - 01/20/2071)	0.20%	03/01/2021	$10,000,167	$ 10,000,000
BMO Capital Markets Corp., joint term agreement dated 02/23/2021, aggregate maturing value of $100,003,889 (collateralized by U.S. government sponsored agency obligations, domestic agency and non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $106,785,867; 0.00% - 11.50%; 07/12/2021 - 02/15/2078)(i)	0.20%	03/02/2021	20,000,778	20,000,000
BMO Capital Markets Corp., joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,215 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $26,149,368; 0.00% - 7.75%; 08/05/2021 - 03/25/2051)(i)	0.25%	03/03/2021	7,000,340	7,000,000
Citigroup Global Markets, Inc., joint open agreement dated 01/22/2021 (collateralized by domestic and foreign corporate obligations valued at $203,500,001; 2.75% - 9.25%; 06/15/2021 - 02/01/2061)(j)	0.61%	-	-	7,000,000
Citigroup Global Markets, Inc., joint open agreement dated 03/17/2020 (collateralized by a domestic non-agency mortgage-backed security and domestic and foreign corporate obligations valued at $288,732,658; 0.00% - 30.00%; 03/10/2021 - 06/05/2115)(j)	0.67%	-	-	38,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/26/2021, aggregate maturing value of $1,200,001,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,007; 0.13% - 3.88%; 02/28/2021 - 02/15/2051)	0.01%	03/01/2021	27,222,318	27,222,295
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/23/2021, aggregate maturing value of $410,014,350 (collateralized by a domestic non-agency asset-backed security, U.S. Treasury obligations, domestic commercial paper, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $428,838,244; 0.75% - 7.38%; 05/04/2021 - 06/25/2065)(c)(i)	0.18%	03/02/2021	60,002,100	60,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $25,001,069 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 40.00%; 03/08/2024 - 01/25/2065)(c)(i)	0.22%	03/03/2021	15,000,642	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $50,002,236 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $54,983,384; 0.00% - 83.62%; 04/15/2021 - 05/25/2065)(c)(i)	0.23%	03/03/2021	10,000,447	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/24/2021, aggregate maturing value of $60,002,333 (collateralized by domestic agency and non-agency asset-backed securities, a domestic corporate obligation and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.45% - 4.53%; 11/15/2022 -12/25/2059)(c)(i)	0.20%	03/03/2021	10,000,389	10,000,000
ING Financial Markets, LLC, joint agreement dated 02/26/2021, aggregate maturing value of $25,000,521 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $26,186,884; 2.25% - 7.63%; 03/15/2022 - 08/20/2049)(c)	0.25%	03/01/2021	10,000,208	10,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $31,500,194; 0.00% - 7.78%; 05/13/2026 -09/25/2064)(j)	0.54%	-	-	15,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic and foreign corporate obligations valued at $110,000,001; 0.00% - 12.00%; 06/04/2021 - 05/01/2034(j)	0.37%	-	-	35,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by domestic corporate obligations valued at $52,500,001; 1.49% - 7.43%; 01/15/2026 - 01/15/2046)(c)(j)	0.20%	-	-	18,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Mizuho Securities (USA) LLC, joint open agreement dated 01/06/2021 (collateralized by domestic and foreign equity securities valued at $52,500,175; 0.00%)(c)(j)	0.22%	-	$-	$ 5,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/26/2021 (collateralized by domestic and foreign equity securities valued at $52,500,096; 0.00%)(c)(j)	0.22%	-	-	20,000,000
RBC Capital Markets LLC, joint agreement dated 02/26/2021, aggregate maturing value of $100,001,667 (collateralized by domestic and foreign corporate obligations valued at $105,000,002; 0.34% - 6.60%; 03/08/2021 - 03/15/2077)	0.20%	03/01/2021	25,000,417	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,804,416; 0.88% - 11.88%; 06/27/2022 - 03/11/2061)(c)(j)	0.18%	-	-	35,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $63,676,886; 0.00% - 13.00%; 03/15/2021 - 07/15/2080)(c)(j)	0.25%	-	-	28,000,000
Total Repurchase Agreements (Cost $395,722,295)				395,722,295

TOTAL INVESTMENTS IN SECURITIES(k)(l) -100.03% (Cost $1,570,346,657)				1,570,346,657

OTHER ASSETS LESS LIABILITIES-(0.03)%				(458,082)

NET ASSETS-100.00%				$1,569,888,575

Investment Abbreviations:
CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
FHLMC	-Federal Home Loan Mortgage Corp.
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $690,585,910, which represented 43.99% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 14.2%; Netherlands: 13.0%; China: 10.5%; Canada: 10.2%; Japan: 5.0%; Norway: 5.0%; other countries less than 5% each: 26.1%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security subject to the alternative minimum tax.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2021

1-7	44.2%
8-30	1.8
31-60	9.2
61-90	14.3
91-180	15.7
181+	14.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2021

(Unaudited)

Invesco Premier
Portfolio

Assets:
Investments in securities, at value	$1,174,624,362

Repurchase agreements, at value and cost	395,722,295

Cash	744,488

Receivable for:
Fund shares sold	23,054

Interest	205,615

Total assets	1,571,319,814

Liabilities:
Payable for:
Investments purchased	740,040

Fund shares reacquired	154,814

Dividends	63,279

Accrued fees to affiliates	473,106

Total liabilities	1,431,239

Net assets applicable to shares outstanding	$1,569,888,575

Net assets consist of:
Shares of beneficial interest	$1,569,456,388

Distributable earnings	432,187

$1,569,888,575

Net Assets:
Investor Class	$63,651,623

Institutional Class	$1,495,883,009

Private Investment Class	$262,060

Personal Investment Class	$6,900,935

Reserve Class	$10,291

Resource Class	$3,180,657

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	63,634,172

Institutional Class	1,495,473,640

Private Investment Class	261,988

Personal Investment Class	6,899,047

Reserve Class	10,289

Resource Class	3,179,787

Net asset value, offering and redemption price per share for each class	$1.00

Cost of Investments	$1,570,346,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2021

(Unaudited)

Invesco Premier
Portfolio

Investment income:
Interest	$2,316,762

Expenses:
Advisory fees	2,033,893

Distribution fees:
Private Investment Class	519

Personal Investment Class	20,097

Reserve Class	44

Resource Class	2,534

Total expenses	2,057,087

Less: Fees waived	(587,530)

Net expenses	1,469,557

Net investment income	847,205

Net realized gain from unaffiliated investment securities	1,596

Net increase in net assets resulting from operations	$848,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	Invesco Premier Portfolio
	February 28,	August 31,
	2021	2020

Operations:
Net investment income	$847,205	$21,266,605

Net realized gain	1,596	12,246

Net increase in net assets resulting from operations	848,801	21,278,851

Distributions to shareholders from distributable earnings:

Investor Class	(42,029)	(1,199,697)

Institutional Class	(804,625)	(19,924,976)

Private Investment Class	(18)	(10,255)

Personal Investment Class	(370)	(94,062)

Reserve Class	(2)	(57)

Resource Class	(161)	(37,558)

Total distributions from distributable earnings	(847,205)	(21,266,605)

Share transactions-net:

Investor Class	(30,264,128)	33,573,140

Institutional Class	(63,747,304)	(107,566,727)

Private Investment Class	(99,984)	(637,558)

Personal Investment Class	(1,299,531)	(5,569,447)

Reserve Class	-67

Resource Class	(49,838)	(66,702)

Net increase (decrease) in net assets resulting from share transactions	(95,460,785)	(80,267,227)

Net increase (decrease) in net assets	(95,459,189)	(80,254,981)

Net assets:

Beginning of period	1,665,347,764	1,745,602,745

End of period	$1,569,888,575	$1,665,347,764

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Reserve Class

									Ratio of		Ratio of
									expenses		expenses
									to average		to average net		Ratio of net
	Net asset				Dividends				net assets		assets without		investment
	value,	Net		Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	investment	Net gains	investment	investment	value, end	Total	end of period	and/or expense		and/or expense		to average
	of period	income (loss)(a)	on securities	operations	income	of period	return(b)	(000’s omitted)	reimbursements		reimbursements		net assets
Invesco Premier Portfolio
Six months ended 02/28/21	$1.00	$ 0.00	$0.00	$0.00	$(0.00)	$1.00	0.01%	$10	0.24	%(c)	1.12	%(c)	0.04	%(c)
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.54	10	0.84		1.12		0.56
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.56	10	1.05		1.12		1.50
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	0.73	10	1.05		1.12		0.76
Year ended 08/31/17(d)	1.00	(0.00)	0.00	0.00	(0.00)	1.00	0.15	10	0.88		1.12		(0.07)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $10.
(d)	Commencement date of September 1, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements –The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk – The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

K.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2021, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 28, 2021, the Adviser waived advisory fees of $569,491.

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2021 were $354, $16,606, $41 and $1,038 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class, respectively.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2021, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2021, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2021, the Fund engaged in securities purchases of $101,225,219 and securities sales of $130,612,820, which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 6–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2020.

NOTE 8–Share Information

Invesco Premier Portfolio

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:

Investor Class	37,779,432	$37,779,432	251,424,086	$251,424,086

Institutional Class	777,080,996	777,080,996	2,517,616,797	2,517,616,797

Private Investment Class	-	-	551,503	551,503

Personal Investment Class	2,200,017	2,200,017	1,764,667	1,764,667

Reserve Class	-	-	10	10

Resource Class	-	-	605,740	605,740

Issued as reinvestment of dividends:

Investor Class	37,737	37,737	1,014,103	1,014,103

Institutional Class	804,625	804,625	19,924,976	19,924,976

Private Investment Class	16	16	10,255	10,255

Personal Investment Class	370	370	94,062	94,062

Reserve Class	-	-	57	57

Resource Class	161	161	37,558	37,558

Reacquired:
Investor Class	(68,081,297)	(68,081,297)	(218,865,049)	(218,865,049)

Institutional Class	(841,632,925)	(841,632,925)	(2,645,108,500)	(2,645,108,500)

Private Investment Class	(100,000)	(100,000)	(1,199,316)	(1,199,316)

Personal Investment Class	(3,499,918)	(3,499,918)	(7,428,176)	(7,428,176)

Resource Class	(49,999)	(49,999)	(710,000)	(710,000)

Net increase (decrease) in share activity	(95,460,785)	$(95,460,785)	(80,267,227)	$(80,267,227)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Reserve Class	(09/01/20)	(02/28/21)[1]	Period[2]	(02/28/21)	Period[2]	Ratio
Invesco Premier Portfolio	$1,000.00	$1,000.10	$1.19	$1,023.60	$1.20	0.24%

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-7

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of April 19, 2021, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of April 19, 2021, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 7, 2021

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 7, 2021

By:	/s/ Adrien Deberghes
Adrien Deberghes

Principal Financial Officer

Date:	May 7, 2021